As filed with the Securities and Exchange Commission on June 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 93.3%
CONSUMER DISCRETIONARY: 6.4%
12,500	Best Buy Co., Inc.	$531,750
3,491	Cherokee, Inc.	62,838
28,000	McDonald's Corp.	1,868,160
58,300	Regal Entertainment Group - Class A	1,024,331
22,200	Weight Watchers International, Inc.	566,766
		4,053,845
CONSUMER STAPLES: 22.6%
14,250	Altria Group, Inc.	292,410
98,950	B & G Foods, Inc. - Class A	1,036,996
15,000	BJ's Wholesale Club, Inc. (a)	554,850
9,700	General Mills, Inc.	686,663
7,035	H.J. Heinz & Co.	320,866
24,000	Hershey Co./The	1,027,440
2,600	J.M. Smucker Co./The	156,676
12,000	Kimberly-Clark Corp.	754,560
20,382	Kraft Foods, Inc. - Class A	616,352
8,000	Lancaster Colony Corp.	471,680
12,526	Lorillard, Inc.	942,456
30,000	Philip Morris International Inc.	1,564,800
22,569	Procter & Gamble Co./The	1,427,941
5,346	Reynolds American, Inc.	288,577
40,000	Sysco Corp.	1,180,000
20,000	Unilever Plc - ADR (b)	585,600
76,558	Vector Group Ltd.	1,181,290
22,000	Wal-Mart Stores, Inc.	1,223,200
		14,312,357

ENERGY: 13.0%
8,100	BP Plc - ADR (b)	462,267
4,400	Buckeye Partners LP	264,308
9,783	Chevron Corp.	741,845
9,000	Dorchester Minerals LP	190,620
7,500	Enbridge Energy Partners LP	379,275
3,700	Energy Transfer Partners LP	173,382
21,692	Enterprise Products Partners LP	750,109
16,938	Exxon Mobil Corp.	1,134,507
5,700	Kinder Morgan Energy Partners LP	372,894
11,250	Nustar Energy LP	680,063
17,000	Occidental Petroleum Corp.	1,437,180
1,200	ONEOK Partners, LP	73,524
24,806	Penn West Energy Trust (b)	523,903
9,800	Plains All American Pipeline LP	557,620
13,928	TransCanada Corp. (b)	511,993
		8,253,490
FINANCIALS: 5.9%
13,200	Arthur J. Gallagher & Co.	324,060
47,370	Babcock & Brown Air Ltd. - ADR (b)	489,806
17,952	Bank of America Corp.	320,443
32,000	Cincinnati Financial Corp.	924,800
5,901	Comerica, Inc.	224,474
28,571	FirstMerit Corp.	616,276
5,935	NBT Bancorp, Inc.	135,615
6,067	Travelers Companies, Inc./The	327,254
10,000	U.S. Bancorp	258,800
7,513	Whitney Holding Corp.	103,604
		3,725,132
HEALTH CARE: 5.8%
8,000	Abbott Laboratories	421,440
61,609	Bristol-Myers Squibb Co.	1,644,960
11,000	Johnson & Johnson	717,200
9,150	Merck & Co., Inc.	341,753
32,000	Pfizer Inc.	548,800
		3,674,153
INDUSTRIALS: 4.3%
3,400	3M Co.	284,138
3,600	Cooper Industries PLC - Class A (b)	172,584
25,000	Deluxe Corp.	485,500
32,997	General Electric Co.	600,546
1,872	Honeywell International, Inc.	84,746
4,074	Landauer, Inc.	265,706
32,000	Olin Corp.	627,840
3,753	Weyerhaeuser Co.	169,898
		2,690,958
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 9.6%
27,800	AT&T, Inc.	718,352
15,000	Cellcom Israel Ltd. (b)	512,550
10,000	CenturyTel, Inc.	354,600
55,900	Consolidated Communications Holdings, Inc.	1,059,864
84,200	Frontier Communications Corp.	626,448
32,000	Iowa Telecommunications Services, Inc.	534,400
30,000	Microsoft Corp.	878,100
17,367	Verizon Communications, Inc.	538,724
78,500	Windstream Corp.	854,865
		6,077,903
MATERIALS: 1.3%
36,000	Acadian Timber Corporation (b)	264,776
3,980	E.I. du Pont de Nemours & Co.	148,215
12,000	Southern Copper Corp.	380,040
		793,031
REITS: 12.8%
17,229	Apartment Investment & Management Co. - Class A	317,186
8,914	Camden Property Trust	371,090
8,200	Entertainment Properties Trust	337,266
29,046	Health Care Property Investors, Inc.	958,518
11,612	Health Care REIT, Inc.	525,211
17,000	Healthcare Realty Trust, Inc.	395,930
231,313	HRPT Properties Trust	1,799,615
15,385	Liberty Property Trust	522,167
38,879	Nationwide Health Properties, Inc.	1,366,597
16,973	Pennsylvania Real Estate Investment Trust	211,653
10,036	Sovran Self Storage, Inc.	349,855
12,492	Tanger Factory Outlet Centers, Inc.	539,155
13,115	Washington Real Estate Investment Trust	400,663
		8,094,906
SHIPPING & TRANSPORTATION: 2.5%
29,090	General Maritime Corp. (b)	209,157
55,000	Jazz Air Income Fund (b)	238,813
12,000	Knightsbridge Tankers Ltd. (b)	203,280
31,000	Nordic American Tanker Shipping Limited (b)	938,370
		1,589,620
UTILITIES: 9.1%
8,200	Amerigas Partners LP	329,230
15,000	Atmos Energy Corp.	428,550
4,536	Cleco Corp.	120,431
9,506	Duke Energy Corp.	155,138
12,452	EQT Corp.	510,532
7,300	Ferrellgas Partners LP	166,878
24,010	Hawaiian Electric Industries, Inc.	539,025
7,977	Integrys Energy Group, Inc.	377,950
11,986	National Fuel Gas Co.	605,892
8,396	Northwest Natural Gas Co.	391,254
3,500	NSTAR	123,970
4,000	OGE Energy Corp.	155,760
4,185	Pinnacle West Capital Corp.	157,900
12,000	Portland General Electric Co.	231,720
12,329	Progress Energy, Inc.	485,269
4,753	Spectra Energy Corp.	107,085
11,200	Suburban Propane Partners LP	531,888
19,318	United Utilities Group Plc - ADR (b)	327,612
		5,746,084
Total Common Stocks
(Cost $54,959,863)		59,011,479
PREFERRED STOCK: 0.1%
REITS: 0.1%
1,760	Public Storage	43,947
Total Preferred Stock
(Cost $44,000)		43,947

SHORT TERM INVESTMENT: 6.4%
Money Market Investment: 6.4%
4,089,775	Fidelity Institutional Money Market Portfolio, 0.21% (c)	4,089,775
Total Short Term Investment
(Cost $4,089,775)		4,089,775

TOTAL INVESTMENTS
(Cost $59,093,638), 99.8%		63,145,201
OTHER ASSETS IN EXCESS OF LIABILITIES, 0.2%		105,364
TOTAL NET ASSETS, 100.0%		$63,250,565

(a) Non Income Producing.
(b) Foreign Security.
(c) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Dividend & Income Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$4,053,845	$-	$-	$4,053,845
Consumer Staples	14,312,357	-	-	14,312,357
Energy	8,253,490	-	-	8,253,490
Financials	3,725,132	-	-	3,725,132
Health Care	3,674,153	-	-	3,674,153
Industrials	2,690,958	-	-	2,690,958
Information Technology & Telecommunication Services	6,077,903	-	-	6,077,903
Materials	793,031	-	-	793,031
REITs	8,094,906	-	-	8,094,906
Shipping & Transportation	1,589,620	-	-	1,589,620
Utilities	5,418,472	327,612	-	5,746,084
Total Common Stock	58,683,867	327,612	-	59,011,479

Preferred Stock	43,947	-	-	43,947

Short Term Investment	4,089,775	-	-	4,089,775

Total Investments in Securities	$62,817,589	$327,612	$-	$63,145,201

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2010 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date		Value
CORPORATE BONDS: 82.3%
CONSUMER DISCRETIONARY: 5.2%
$ 240,000	Autozone Inc.	6.950%		06/15/2016		$271,321
250,000	Best Buy Co.	6.750%		07/15/2013		279,819
63,000	CBS Corp.	8.875%		06/14/2014		71,455
104,000	Cox Communications Inc.	6.850%		01/15/2018		111,246
161,000	Cox Communications Inc.	7.250%		11/15/2015		187,326
250,000	Hasbro Inc.	6.125%		05/15/2014		274,297
155,000	Hasbro Inc.	6.300%		09/15/2017		165,948
500,000	Home Depot, Inc.	5.400%		03/01/2016		540,299
108,000	News America Holdings	8.000%		10/17/2016		126,680
240,000	Sotheby's	3.125%		06/15/2013		270,600
150,000	Stanley Works	6.150%		10/01/2013		167,336
424,000	Starbucks Corp.	6.250%		08/15/2017		459,747
17,000	Starwood Hotels & Resort	7.875%		05/01/2012		18,403
17,000	Toyota Motor Credit Corp.	5.500%	(a)	07/25/2017		17,150
500,000	Toyota Motor Credit Corp.	5.750%		02/17/2017		506,514
25,000	WPP Finance (UK) Corp. (d)	5.875%		06/15/2014		26,435
						3,494,576
CONSUMER STAPLES: 7.4%
250,000	Altria Group Inc.	7.750%		02/06/2014		285,932
100,000	Altria Group Inc.	8.500%		11/10/2013		116,889
209,000	B & G Foods Inc.	7.625%		01/15/2018		212,919
500,000	Bunge Limited Finance Corp.	5.100%		07/15/2015		513,645
257,000	Bunge Limited Finance Corp.	5.875%		05/15/2013		273,751
114,000	Bunge Limited Finance Corp.	7.800%		10/15/2012		127,107
250,000	Campbell Soup Co.	8.875%		05/01/2021		327,069
250,000	Estee Lauder Co. Inc.	7.750%		11/01/2013		290,605
400,000	Heinz (H.J.) Finance Co.	6.000%		03/15/2012		432,387
360,000	Kraft Foods Inc.	5.625%		11/01/2011		382,356
200,000	Kraft Foods Inc.	6.125%		02/01/2018		218,878
100,000	Kraft Foods Inc.	6.125%		08/23/2018		108,976
250,000	PepsiAmericas Inc.	4.875%		01/15/2015		267,208
400,000	Philip Morris International Inc.	4.875%		05/16/2013	(b)	429,644
105,000	Reynolds American Inc.	6.750%		06/15/2017		112,464
252,000	Reynolds American Inc.	7.250%		06/01/2013		280,213
290,000	Reynolds American Inc.	7.625%		06/01/2016		325,844
71,000	RJ Reynolds Tobacco Holdings	7.250%		06/01/2012		77,565
250,000	WM Wrigley Jr Co.	4.650%		07/15/2015		253,438
						5,036,890
ENERGY: 10.2%
284,000	Amerigas Partners LP	7.250%		05/20/2015		288,260
50,000	Boardwalk Pipelines LLC	5.500%		02/01/2017		51,519
146,000	Boardwalk Pipelines LLC	5.875%		11/15/2016		156,519
400,000	Buckeye Partners	4.625%		07/15/2013		412,004
125,000	Burlington Resources, Inc.	9.875%		06/15/2010		127,288
250,000	Chesapeake Energy Corp.	7.500%		09/15/2013		253,125
250,000	Chesapeake Energy Corp.	7.500%		06/15/2014		253,750
250,000	Conoco Phillips	4.750%		02/01/2014		268,831
20,000	Enbridge Energy Partners	5.350%		12/15/2014		21,311
91,000	Enbridge Energy Partners	5.875%		12/15/2016		99,362
78,000	Energy Transfer Partners	6.125%		02/15/2017		83,830
205,000	Energy Transfer Partners	8.500%		04/15/2014		238,483
53,000	Enterprise Products Operating	5.900%		04/15/2013		57,647
310,000	Enterprise Products Operating	6.300%		09/15/2017		340,529
93,000	Ferrellgas Partners LP	8.750%		06/15/2012		94,162
250,000	Inergy LP	6.875%		12/15/2014		250,000
284,000	Kinder Morgan Energy Partners	5.625%		02/15/2015		307,961
135,000	Knight Inc.	6.500%		09/01/2012		142,087
100,000	Louisiana Land & Exploration	7.650%		12/01/2023		117,897
300,000	Marathon Oil Canada Corp. (d)	8.375%		05/01/2012		337,037
250,000	Massey Energy Co. Convertible	3.250%		08/01/2015		242,500
250,000	Massey Energy Co.	6.875%		12/15/2013		253,438
250,000	Nustar Logistics LP	7.650%		04/15/2018		280,871
300,000	Nustar Pipeline Operations	5.875%		06/01/2013		320,843
187,000	Pacific Energy Partners	6.250%		09/15/2015		192,763
250,000	Peabody Energy Corp.	6.875%		03/15/2013		252,813
205,000	Plains All American Pipeline	5.875%		08/15/2016		210,230
500,000	Regency Energy Partners	8.375%		12/15/2013		518,750
240,000	Spectra Energy Capital	5.500%		03/01/2014		255,738
10,000	Spectra Energy Capital	5.668%		08/15/2014		10,766
515,000	Valero Energy Corp.	6.125%		06/15/2017		536,058
						6,976,372
FINANCIALS: 22.4%
300,000	Aegon NV (d)	4.625%		12/01/2015		302,657
250,000	Axis Specialty Finance (d)	5.875%		06/01/2020		246,698
100,000	American Express Bank	6.000%		09/13/2017		107,325
300,000	American Express Centurion	5.550%		10/17/2012		323,398
250,000	American Express Credit Co.	7.300%		08/20/2013		280,603
5,000	Bank of America Corp.	4.900%		05/15/2018		4,634
4,000	Bank of America Corp.	5.000%		05/15/2015		3,993
10,000	Bank of America Corp.	5.150%		08/15/2015		9,993
46,000	Bank of America Corp.	5.250%		03/15/2015		46,320
160,000	Bank of America Corp.	5.250%		08/15/2015		160,378
29,000	Bank of America Corp.	5.250%		12/15/2015		28,857
100,000	Bank of America Corp.	5.375%		12/15/2014		100,542
10,000	Bank of America Corp.	5.500%		02/15/2014		10,107
11,000	Bank of America Corp.	5.500%		11/15/2014		11,035
25,000	Bank of America Corp.	5.500%		02/15/2015		25,250
71,000	Bank of America Corp.	5.500%		11/15/2015		71,201
5,000	Bank of America Corp.	5.500%		12/15/2015		5,017
81,000	Bank of America Corp.	5.550%		12/15/2015		81,230
56,000	Bank of America Corp.	5.600%		02/15/2016		56,261
35,000	Bank of America Corp.	5.625%		11/15/2015		35,104
30,000	Bank of America Corp.	5.650%		12/15/2015		30,134
50,000	Bank of America Corp.	5.700%		11/15/2014		50,167
7,000	Bank of America Corp.	5.750%		08/15/2014		7,024
25,000	Bank of America Corp.	5.750%		05/15/2016		25,076
40,000	Bank of America Corp.	5.750%		06/15/2016		40,170
31,000	Bank of America Corp.	7.800%		09/15/2016		34,401
500,000	Bank of America Corp.	10.200%		07/15/2015		604,732
119,000	Bank of America N.A.	6.000%		06/15/2016		124,377
375,000	BB&T Corp.	5.200%		12/23/2015		392,406
667,000	Bear Stearns Cos. LLC	5.550%		01/22/2017		692,908
400,000	Berkshire Hathaway	4.750%		05/15/2012		427,718
120,000	Citigroup Global Markets	5.000%		11/15/2013		120,913
100,000	Countrywide Financial Corp.	6.000%	(a)	07/28/2015		100,166
200,000	Countrywide Financial Corp.	6.250%		05/15/2016		205,338
123,000	Eaton Vance Corp.	6.500%		10/02/2017		132,461
400,000	General Electric Capital Corp.	0.431%	(a)	08/20/2010		400,184
24,000	General Electric Capital Corp.	5.000%	(a)	08/25/2015		24,210
10,000	General Electric Capital Corp.	5.000%		03/15/2016		9,974
158,000	General Electric Capital Corp.	5.250%		01/15/2016		158,468
114,000	General Electric Capital Corp.	5.250%		02/15/2016		114,337
250,000	General Electric Capital Corp.	5.310%		02/01/2011		252,996
200,000	General Electric Capital Corp.	5.375%		06/15/2015		204,409
68,000	General Electric Capital Corp.	5.375%		02/15/2016		68,210
289,000	General Electric Capital Corp.	5.450%		01/15/2016		291,253
10,000	General Electric Capital Corp.	5.500%	(a)	09/30/2016		10,116
38,000	General Electric Capital Corp.	5.500%	(a)	10/28/2016		38,601
520,000	General Electric Capital Corp.	5.500%		10/06/2017		515,432
10,000	General Electric Capital Corp.	5.550%		07/15/2016		10,290
28,000	General Electric Capital Corp.	5.600%		12/15/2015		28,139
300,000	General Electric Capital Corp.	5.625%		09/15/2017	(b)	315,879
22,000	General Electric Capital Corp.	6.000%		05/15/2015		22,067
275,000	General Electric Capital Corp.	6.000%	(a)	11/28/2017		276,283
46,000	General Electric Capital Corp.	6.750%		05/15/2018		48,819
250,000	Goldman Sachs Group, Inc.	5.350%		01/15/2016		263,356
500,000	Goldman Sachs Group, Inc.	5.625%		01/15/2017		512,352
300,000	Goldman Sachs Group, Inc.	6.250%		09/01/2017		322,623
350,000	Goldman Sachs Group, Inc.	6.600%		01/15/2012		379,766
9,000	Hartford Life Global Funding	5.000%		02/15/2015		8,928
4,000	Hartford Life Insurance Co.	5.000%		11/15/2013		4,010
40,000	Hartford Life Insurance Co.	5.500%		10/15/2014		40,039
90,000	Hartford Life Insurance Co.	5.500%		11/15/2014		90,258
20,000	Hartford Life Insurance Co.	5.500%		04/15/2015		20,019
23,000	Hartford Life Insurance Co.	5.500%		01/15/2016		22,893
18,000	Hartford Life Insurance Co.	5.650%		04/15/2017		18,020
10,000	Hartford Life Insurance Co.	5.750%		10/15/2016		10,011
13,000	Hartford Life Insurance Co.	5.750%		11/15/2016		12,936
14,000	Hartford Life Insurance Co.	6.000%		06/15/2016		14,054
40,000	HSBC Finance Corp.	4.750%		05/15/2013		40,080
33,000	HSBC Finance Corp.	4.850%		07/15/2013		33,075
41,000	HSBC Finance Corp.	4.850%		01/15/2014		41,111
39,000	HSBC Finance Corp.	5.000%		05/15/2013		39,088
20,000	HSBC Finance Corp.	5.000%		06/15/2013		20,047
40,000	HSBC Finance Corp.	5.000%		05/15/2014		40,112
20,000	HSBC Finance Corp.	5.000%		11/15/2014		20,060
40,000	HSBC Finance Corp.	5.250%		08/15/2016		39,638
15,000	HSBC Finance Corp.	5.250%		11/15/2016		14,801
15,000	HSBC Finance Corp.	5.300%		11/15/2016		14,838
41,000	HSBC Finance Corp.	5.500%		08/15/2014		41,135
228,000	HSBC Finance Corp.	5.500%		01/19/2016	(b)	239,504
109,000	HSBC Finance Corp.	5.500%		08/15/2016		109,059
130,000	HSBC Finance Corp.	5.600%		08/15/2016		130,401
10,000	HSBC Finance Corp.	5.800%		08/15/2016		10,033
33,000	HSBC Finance Corp.	6.000%		12/15/2017		33,095
15,000	Janus Capital Group Inc.	6.500%		06/15/2012		15,515
350,000	Jefferies Group Inc.	5.875%		06/08/2014		364,827
250,000	Jefferies Group Inc.	7.750%		03/15/2012		268,873
250,000	JP Morgan Chase & Co.	5.750%		01/02/2013		271,317
193,000	JP Morgan Chase & Co.	6.125%		06/27/2017		207,758
20,000	Key Bank N.A.	5.700%		08/15/2012		21,009
123,000	Lazard Group LLC	7.125%		05/15/2015		129,150
400,000	Lehman Brothers Holdings, Inc. (e)	7.000%		09/28/2037		93,000
350,000	Merrill Lynch & Co.	5.000%		02/03/2014		356,927
597,000	Merrill Lynch & Co.	6.050%		05/16/2016		608,732
250,000	Morgan Stanley	4.750%		04/01/2014		255,269
300,000	NASDAQ	2.500%		08/15/2013		288,750
250,000	National City Corp.	4.000%		02/01/2011		254,375
500,000	NYSE Euronext	4.800%		06/28/2013		534,644
35,000	Principal Life Income Funding	5.100%		04/15/2014		36,676
105,000	Principal Life Income Funding	5.600%		05/16/2016		105,277
40,000	Progressive Corp.	7.000%		10/01/2013		43,940
20,000	Protective Life	5.400%		12/15/2013		20,065
10,000	Prudential Financial Inc.	5.750%		06/15/2013		10,022
250,000	Salomon Smith Barney Holdings, Inc.	7.300%		08/01/2013		251,485
235,000	UBS AG Stamford CT (d)	5.875%		07/15/2016		241,891
76,000	UBS AG/NY (d)	7.375%		07/15/2015		82,965
500,000	Union Bank NA	5.950%		05/11/2016		524,849
49,000	Wells Fargo Bank NA	5.750%		05/16/2016		52,880
						15,313,799
HEALTH CARE - 0.7%
250,000	Boston Scientific Corp.	4.500%		01/15/2015		239,592
230,000	Teva Pharmaceutical Finance LLC	5.550%		02/01/2016		251,829
						491,421
INDUSTRIALS - 2.4%
250,000	Caterpillar Financial Services Corp.	1.035%	(a)	06/24/2011		252,124
15,000	Caterpillar Financial Services Corp.	4.850%		06/15/2015		15,069
250,000	Caterpillar Inc.	7.000%		12/15/2013		289,189
315,000	Embraer Overseas Ltd. (d)	6.375%		01/24/2017		325,237
250,000	Ingersoll - Rand Global Holding Co. (d)	9.500%		04/15/2014	(b)	303,134
15,000	Joy Global Inc.	6.000%	11/15/2016	15,811
250,000	Owens Corning Inc.	6.500%	12/01/2016	264,579
58,000	Terex Corp.	7.375%	01/15/2014	58,870
125,000	United Technologies Corp.	9.340%	02/01/2011	130,328
				1,654,341
INFORMATION TECHNOLOGY - 2.9%
5,000	Applied Materials Inc.	7.125%	10/15/2017	5,801
129,000	Corning Inc.	6.200%	03/15/2016	140,853
315,000	Hewlett-Packard Co.	4.500%	03/01/2013	337,270
250,000	Hewlett-Packard Co.	4.750%	06/02/2014	269,908
250,000	IBM Corp.	8.375%	11/01/2019	322,832
265,000	Intuit Inc.	5.750%	03/15/2017	280,093
253,000	Linear Technology Corp.	3.000%	05/01/2027	(b)	246,042
330,000	National Semiconductor Corp.	6.600%	06/15/2017		358,291
						1,961,090
MATERIALS - 8.7%
500,000	Alcoa Inc.	5.550%		02/01/2017		502,270
235,000	Alcoa Inc.	6.000%		07/15/2013	(b)	250,667
250,000	Arcelormittal (d)	5.375%		06/01/2013		266,103
268,000	Arcelormittal (d)	9.000%		02/15/2015		320,079
624,000	Arcelormittal (d)	9.750%		04/01/2014		644,280
300,000	Cabot Corp.	5.000%		10/01/2016		299,393
250,000	Dow Chemical Co./The	5.250%		12/15/2016		250,521
10,000	Dow Chemical Co./The	5.850%		08/15/2015		9,931
17,000	Dow Chemical Co./The	7.500%		11/15/2015		17,056
250,000	E.I. du Pont De Nemours and Co.	4.875%		04/30/2014		269,404
300,000	Freeport - McMoran Copper & Gold	8.250%		04/01/2015		326,625
100,000	Freeport - McMoran Copper & Gold	8.375%		04/01/2017		111,250
375,000	International Paper Co.	5.250%		04/01/2016		377,457
250,000	Potash Corporation of Saskatchewan (d)	5.250%		05/15/2014		270,275
258,000	Rio Tinto Finance USA Ltd. (d)	8.950%		05/01/2014		310,891
400,000	Rohm & Haas Co.	6.000%		09/15/2017		424,973
35,000	RPM International Inc.	6.250%		12/15/2013		38,222
225,000	Southern Copper Corp.	6.375%		07/27/2015		246,719
80,000	Vale Overseas Limited (d)	6.250%		01/11/2016		86,729
300,000	Vulcan Materials	6.400%		11/30/2017		317,821
30,000	Xstrata Canada Corp. (d)	5.500%		06/15/2017		30,383
520,000	Xstrata Canada Corp. (d)	6.000%		10/15/2015		560,936
						5,931,985
REITS - 4.7%
250,000	HCP, Inc.	5.650%		12/15/2013		261,327
293,000	HCP, Inc.	5.950%		09/15/2011		305,618
198,000	HCP, Inc.	6.300%		09/15/2016		201,224
560,000	Healthcare Realty Trust	5.125%		04/01/2014		546,909
100,000	Health Care REIT Inc.	5.875%		05/15/2015		104,934
113,000	HRPT Properties Trust	6.500%		01/15/2013		118,236
250,000	Nationwide Health Properties	6.250%		02/01/2013		266,218
408,000	Simon Property Group LP	5.750%		12/01/2015		431,622
600,000	Simon Property Group LP	6.100%		05/01/2016		631,645
80,000	Tanger Properties LP	6.150%		11/15/2015		83,142
255,000	Washington REIT	5.950%		06/15/2011		261,235
						3,212,110
SHIPPING & TRANSPORTATION - 2.7%
270,000	American Airlines	7.858%		10/01/2011		273,375
150,000	Burlington North Santa Fe	7.000%		02/01/2014		171,539
100,000	CSX Corp.	7.900%		05/01/2017		117,649
810,977	FedEx Corp.	7.020%		01/15/2016		883,965
400,000	Union Pacific Corp.	4.875%		01/15/2015		422,059
						1,868,587
TELECOMMUNICATION SERVICES - 4.4%
250,000	AT&T Mobility LLC	6.500%		12/15/2011		270,910
46,000	Avnet Inc.	6.625%		09/15/2016		48,998
308,000	British Telecommunications Plc (d)	5.150%		01/15/2013		325,669
450,000	British Telecommunications Plc (d)	5.950%		01/15/2018		461,969
300,000	Cingular Wireless Service	7.875%		03/01/2011		319,266
100,000	Embarq Corp.	6.738%		06/01/2013		108,804
250,000	Embarq Corp.	7.082%		06/01/2016		272,287
157,000	Telecom Italia Capital (d)	4.950%		09/30/2014		161,055
286,000	Telecom Italia Capital (d)	5.250%		11/15/2013		299,563
190,000	Telefonos De Mexico SAB (d)	5.500%		01/27/2015		203,114
275,000	Verizon Communications	7.250%		12/01/2010		286,938
250,000	Verizon New England Inc.	4.750%		10/01/2013		264,132
						3,022,705
UTILITIES - 10.6%
44,000	Arizona Public Service Co.	6.250%		08/01/2016		47,414
250,000	Arizona Public Service Co.	6.500%		03/01/2012		269,072
250,000	Commonwealth Edison	4.700%		04/15/2015		263,006
263,000	Enersis SA (d)	7.375%		01/15/2014		290,783
45,000	Enersis SA/Cayman Island (d)	7.400%		12/01/2016		49,286
12,000	Entergy Gulf States	5.250%		08/01/2015		11,973
25,000	Entergy Louisiana LLC	5.560%		09/01/2015		25,338
250,000	Entergy New Orleans Inc.	5.250%		08/01/2013		260,920
335,000	Florida Power & Light	4.850%		02/01/2013		359,997
60,000	Indiana Michigan Power	5.650%		12/01/2015		63,992
265,000	Jersey Central Power & Light	5.625%		05/01/2016		281,249
250,000	KCP&L Greater Missouri	7.950%		02/01/2011		262,764
500,000	National Fuel Gas Co.	6.700%		11/21/2011		537,890
270,000	National Grid Plc (d)	6.300%		08/01/2016		300,215
300,000	National Rural Utilities	6.550%		11/01/2018		328,073
250,000	National Rural Utilities Cooperative	5.450%		04/10/2017		265,951
100,000	Nisource Capital Markets	7.860%		03/27/2017		109,010
266,000	Nisource Finance Corp.	5.400%		07/15/2014		280,514
100,000	Nisource Finance Corp.	7.875%		11/15/2010		103,836
55,000	Northern Indiana Public Service	7.590%		06/12/2017		57,909
300,000	Northern State Power (A Minnesota Corporation)	8.000%		08/28/2012		343,306
226,000	Ohio Edison	5.450%		05/01/2015		240,256
157,000	Ohio Edison	6.400%		07/15/2016		172,391
8,000	Oklahoma Gas & Electric	6.500%		07/15/2017		8,531
214,000	Oneok Inc.	6.150%		10/01/2016		229,814
250,000	Oneok Inc.	7.125%		04/15/2011		264,583
500,000	Pacificorp	5.450%		09/15/2013		548,189
201,000	Pennsylvania Electric Co.	6.050%		09/01/2017		212,222
250,000	Pepco Holdings Inc.	6.450%		08/15/2012		267,867
400,000	PSEG Power LLC	7.750%		04/15/2011		426,720
250,000	Southwestern Public Service	8.750%		12/01/2018		311,520
10,000	Xcel Energy Inc.	5.613%		04/01/2017		10,518
						7,205,109
Total Corporate Bonds
(Cost $54,410,190)						56,168,985

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.9%
Federal Farm Credit Bank: 1.4%
500,000	…………………………………………………………………….	4.000%		03/23/2018		500,973
455,000	…………………………………………………………………….	5.850%		12/15/2020		470,653
						971,626

Federal Home Loan Bank: 1.6%
800,000	…………………………………………………………………….	4.200%		01/28/2020		807,613
225,000	…………………………………………………………………….	5.500%		08/20/2018		242,227
						1,049,840
Federal Home Loan Mortgage Corporation: 4.1%
500,000	…………………………………………………………………….	3.250%		04/15/2024		498,192
555,000	…………………………………………………………………….	4.000%	(a)	04/17/2024		556,047
500,000	…………………………………………………………………….	6.000%		08/22/2022	(b)	524,097
500,000	…………………………………………………………………….	6.000%		09/07/2022	(b)	510,001
675,000	…………………………………………………………………….	6.050%		08/22/2022		721,236
						2,809,573
Federal Home Loan Mortgage Corporation Gold Certificate: 0.2%
138,530	Pool #G0-2940	5.500%		05/01/2037		146,447

Federal Home Loan Mortgage Corporation Mortgage Backed Securities: 2.7%
250,000	Series 2668, Class OE	5.000%		10/15/2028		263,187
750,000	Series 3165, Class NC	5.500%		01/15/2032		783,550
75,876	Series R006, Class AK	5.750%		12/15/2018		79,317
710,000	Series 3165, Class GC	6.000%		05/15/2032		742,411
						1,868,465
Federal National Mortgage Association: 4.4%
275,000	…………………………………………………………………….	4.000%		11/24/2017		273,744
24,000	…………………………………………………………………….	4.000%	(a)	04/24/2018		24,013
100,000	…………………………………………………………………….	4.000%	(a)	07/30/2024		100,099
129,000	…………………………………………………………………….	4.500%		02/20/2018		129,125
40,000	…………………………………………………………………….	4.500%		06/11/2018		39,970
354,000	…………………………………………………………………….	4.500%	(a)	01/23/2020		354,348
100,000	…………………………………………………………………….	4.500%	(a)	08/19/2024		100,584
56,000	…………………………………………………………………….	5.000%		05/06/2019		56,062
347,000	…………………………………………………………………….	5.000%	(a)	02/04/2028		346,965
95,000	…………………………………………………………………….	5.500%		06/17/2022		95,112
250,000	…………………………………………………………………….	6.000%		04/28/2021		262,382
400,000	…………………………………………………………………….	6.000%		09/20/2021		408,916
275,000	…………………………………………………………………….	6.060%		07/20/2027		279,268
250,000	…………………………………………………………………….	6.077%		08/20/2027		254,991
265,000	…………………………………………………………………….	6.317%		06/21/2027		268,311
						2,993,890
Federal National Mortgage Association Mortgage Backed Securities: 0.5%
300,000	Series 2006-63, Class QD	5.500%		02/25/2030		316,304
39,453	Series 2004-29, Class WS	10.600%	(a)	02/25/2019		39,620
						355,924

Total U.S. Government Agency Obligations
(Cost $10,020,493)						10,195,765

Shares
PREFERRED STOCKS - 2.1%
Closed End - 1.7%				Rate
10	Advent Claymore Convertable Security			1.485%	(a)	250,000
3	Blackrock Preferred Income Strategy Fund			1.485%	(a)	75,000
3	Eaton Vance Floating Rate Income Trust Preferred Auction Series B			1.484%	(a)	75,000
9	Eaton Vance Limited Duration Income Fund Series B			0.287%	(a)	225,000
7	Eaton Vance Limited Duration Income Fund Series C			0.242%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series D			0.272%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series E			0.272%	(a)	175,000
						1,150,000
Financials - 0.4%
10,000	JPM Chase Capital XXVIII			7.200%	(a)	262,300
Total Preferred Stocks	(Cost $1,400,000)					1,412,300

SHORT TERM INVESTMENT: 0.3%
Money Market Investment: 0.3%
193,203	Fidelity Institutional Money Market Portfolio, 0.21% (f)					193,203
Total Short Term Investment
(Cost $193,203)						193,203

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 3.1%
COMMERCIAL PAPER: 0.2%
$ 258,994	Atlantic East Funding LLC, 3.059%, 03/25/11 (c)					160,088

Shares
MONEY MARKET INVESTMENTS: 2.9%
1,971,915	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (f)					1,971,914
1,118	Reserve Primary Fund, 0.00% (c)(f)					134
						1,972,048

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $2,232,027)						2,132,136

TOTAL INVESTMENTS
(Cost $68,255,913), 102.7%						70,102,389
LIABILITIES IN EXCESS OF OTHER ASSETS, (2.7)%						(1,869,910)
TOTAL NET ASSETS, 100.0%						$68,232,479

(a) Variable Rate.
(b) This security or portion of this security is out on loan at March 31, 2010.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
(e) Defaulted Security.
(f) 7-Day Yield.

Rochdale Intermediate Fixed Income Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Preferred Stocks
Closed End Funds	$-	$1,150,000	$-	$1,150,000
Financials	-	262,300	-	262,300
Total Preferred Stocks	-	1,412,300	-	1,412,300

Fixed Income
Corporate Bonds	-	56,168,985	-	56,168,985
U.S. Government Agency Obligations	-	10,195,765	-	10,195,765
Total Fixed Income	-	66,364,750	-	66,364,750

Short Term Investment	193,203	-	-	193,203

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	160,088	-	160,088
Investment Companies	1,971,914	-	134	1,972,048
Total Investments Purchased With Cash Proceeds From Securities Lending	1,971,914	160,088	134	2,132,136

Total Investments in Securities	$2,165,117	$67,937,138	$134	$70,102,389

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$1,495
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2,710
Net purchases (sales)	(4,071)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2010	$134

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Fixed Income Opportunities Portfolio
Schedule of Investments
March 31, 2010 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date	Value

CORPORATE BONDS: 60.7%
AEROSPACE / DEFENSE: 0.8%
$ 250,000	Alliant Techsystems Inc.	6.750%		04/01/2016	$251,250
375,000	Altegrity Inc. (c)(e)(g) (Acquired 7/13/2009
	and 7/22/2009, Cost $168,732 and $150,828, respectively)	10.500%		11/01/2015	352,500
400,000	L-3 Communications Corp.	5.875%		01/15/2015	407,000
250,000	Transdigm Inc. (c)(e)(g) (Acquired 9/14/2009, Cost $250,600)	7.750%		07/15/2014	255,625
200,000	Transdigm Inc. (c)(e)(g) (Acquired 9/30/2009, Cost $194,701)	7.750%		07/15/2014	205,000
					1,471,375
AUTOMOTIVE: 2.8%
300,000	Affinia Group Inc. (c)(e)(g)
	(Acquired 8/6/2009 - 12/7/2009, Aggregate cost $320,684)	10.750%		08/15/2016	327,000
50,000	American Axle and Manufacturing Holdings, Inc. (c)(e)(g)
	(Acquired 12/10/2009, Cost $49,358)	9.250%		01/15/2017	53,375
50,000	ArvinMeritor Inc.	10.625%		03/15/2018	51,750
300,000	Ford Motor Credit Co. LLC	7.250%		10/25/2011	310,167
450,000	Ford Motor Credit Co. LLC	7.500%		08/01/2012	465,966
700,000	Ford Motor Credit Co. LLC	8.000%		06/01/2014	736,929
475,000	Ford Motor Credit Co. LLC	8.000%		12/15/2016	500,471
75,000	Ford Motor Credit Co. LLC	8.125%		01/15/2020	78,673
500,000	Ford Motor Credit Co. LLC	8.700%		10/01/2014	542,155
325,000	Ford Motor Credit Co. LLC	9.875%		08/10/2011	344,689
50,000	Lear Corp.	7.875%		03/15/2018	50,563
50,000	Lear Corp.	8.125%		03/15/2020	50,813
325,000	Navistar International Corp.	8.250%		11/01/2021	331,500
75,000	Oshkosh Corp.(c)(e)(g) (Acquired 2/26/2010, Cost $75,000)	8.500%		03/01/2020	77,625
500,000	Tenneco Inc.	8.625%		11/15/2014	507,500
325,000	TRW Automotive, Inc.(c)(e)(g)
	(Acquired 11/18/2009 - 12/2/2009, Aggregate cost $327,700)	8.875%		12/01/2017	336,781
550,000	United Components Inc.	9.375%		06/15/2013	552,750
					5,318,707
BUILDING MATERIALS: 0.8%
100,000	Building Materials Corp.(c)(e)(g) (Acquired 3/9/2010, Cost $99,135)	7.500%		03/15/2020	99,750
375,000	Goodman Global Group Inc. (c)(d)(e)(g)
	(Acquired 12/11/2009, Cost $212,229)	0.000%		12/15/2014	219,375
200,000	Goodman Global Inc.	13.500%		02/15/2016	223,500
148,000	Norcraft Holdings	9.750%		09/01/2012	140,600
300,000	Norcraft Holdings (c)(e)(g) (Acquired 12/2/2009 - 3/22/2010, Aggregate	10.500%		12/15/2015	316,500
	cost $301,078)
200,000	Nortek Inc.	11.000%		12/01/2013	214,500
200,000	Ply Gem Industries	11.750%		06/15/2013	211,000
					1,425,225
CABLE / WIRELESS VIDEO: 1.8%
250,000	Cablevision Systems Corp. (c)(e) (Acquired 9/9/2009, Cost $246,490)	8.625%		09/15/2017	264,375
450,000	Mediacom Broadband LLC	8.500%		10/15/2015	460,125
500,000	UPC Germany GMBH (b)(c)(e)(g) (Acquired 11/17/2009, Cost $498,750)	8.125%		12/01/2017	515,625
250,000	UPC Holding BV (b)(c)(e)(g) (Acquired 7/6/2009, Cost $241,667)	9.875%		04/15/2018	262,500
1,650,000	Virgin Media Finance Plc (b)	9.500%		08/15/2016	1,802,625
					3,305,250
CHEMICALS: 2.0%
375,000	Ashland Inc. (c)(e)(g) (Acquired 7/13/2009 and 9/15/2009,
	Cost $334,933 and $53,092, respectively)	9.125%		06/01/2017	420,000
250,000	Compass Minerals International, Inc. (c)(e)(g)
	(Acquired 11/25/2009, Cost $259,448)	8.000%		06/01/2019	260,000
925,000	Hexion Finance/Hexion Escrow (c)(e)(g)
	(Acquired 1/14/2010 - 3/22/2010, Aggregate cost $915,222)	8.875%		02/01/2018	911,125
200,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia	9.750%		11/15/2014	204,000
475,000	Huntsman International LLC (c)(e)(g)
	(Acquired 9/9/2009 - 10/14/2009, Aggregate cost $408,716)	5.500%		06/30/2016	431,062
100,000	Huntsman International LLC (c)(e)(g) (Acquired 3/12/2010, Cost $100,000)	8.625%		03/15/2020	100,500
150,000	Koppers Inc. (c)(e)(g) (Acquired 11/20/2009, Cost $147,467)	7.875%		12/01/2019	154,500
675,000	Nalco Co.	8.875%		11/15/2013	695,250
100,000	Solutia Inc.	7.875%		03/15/2020	101,250
400,000	Solutia, Inc.	8.750%		11/01/2017	422,000
75,000	Terra Capital, Inc. (c)(e)(g) (Acquired 10/19/2009, Cost $73,724)	7.750%		11/01/2019	90,563
					3,790,250
CONSTRUCTION MACHINERY: 0.3%
425,000	RSC Equipment Rental Inc. (c)(e)(g) (Acquired 7/13/2009 -
	9/15/2009, Aggregate cost $444,856)	10.000%		07/15/2017	450,500
CONSUMER PRODUCTS: 2.8%
450,000	AAC Group Holding Corp. (c)(e)(g)
	(Acquired 7/29/2009 - 10/23/2009, Aggregate cost $405,413)	10.250%		10/01/2012	449,437
125,000	American Achievement Corp. (c)(e)(g) (Acquired 7/16/2009, Cost $118,774)	8.250%		04/01/2012	123,750
400,000	Central Garden and Pet Co.	8.250%		03/01/2018	405,500
325,000	Easton-Bell Sports Inc. (c)(e)(g)
	(Acquired 11/20/2009 - 12/10/2009, Aggregate cost $330,817)	9.750%		12/01/2016	342,062
250,000	Jarden Corp.	7.500%		05/01/2017	253,438
200,000	Jarden Corp.	8.000%		05/01/2016	209,500
100,000	Libbey Glass Inc. (c)(e)(g) (Acquired 1/28/2010, Cost $98,128)	10.000%		02/15/2015	105,250
400,000	School Specialty	3.750%		11/30/2026	380,500
450,000	Sealy Mattress Co.	8.250%		06/15/2014	450,000
180,000	Sealy Mattress Co. (c)(e)(g) (Acquired 7/13/2009
	and 9/3/2009, Cost $110,570 and $80,447, respectively)	10.875%		04/15/2016	201,600
250,000	Simmons Bedding Co. (c)(e)(g)
	(Acquired 2/2/2010 - 3/29/2010, Aggregate cost $271,669)	11.250%		07/15/2015	272,500
450,500	Spectrum Brands Inc.	12.000%		08/28/2019	477,530
475,000	Visant Corp.	7.625%		10/01/2012	476,188
725,000	Visant Holding Corp.	8.750%		12/01/2013	743,125
350,000	Visant Holding Corp.	10.250%		12/01/2013	360,500
					5,250,880
ENERGY: 2.3%
875,000	Chesapeake Energy Corp.	6.875%		01/15/2016	864,062
300,000	Cie Generale de Geophysique (b)	7.500%		05/15/2015	300,750
75,000	Cie Generale de Geophysique (b)	9.500%		05/15/2016	80,250
125,000	Denbury Resources Inc.	8.250%		02/15/2020	132,500
75,000	Denbury Resources Inc.	9.750%		03/01/2016	82,500
300,000	Forest Oil Corp. (c)(e)(g) (Acquired 9/15/2009, Cost $306,103)	8.500%		02/15/2014	316,500
400,000	Linn Energy LLC/ Finance Corp. (c)(e)(g) (Acquired 3/30/2010,	8.625%		04/15/2020	400,500
	Cost $390,088)
800,000	McJunkin Red Man Corp. (c)(e)(g)
	(Acquired 12/16/2009 - 2/8/2010, Aggregate cost $782,545)	9.500%		12/15/2016	817,000
45,000	OPTI Canada Inc. (b)(c)(e)(g) (Acquired 11/16/2009, Cost $43,798)	9.000%		12/15/2012	46,350
350,000	Plains Exploration & Production Co.	7.750%		06/15/2015	354,813
900,000	Western Refining Inc. (c)(e)(g) (Acquired 7/6/2009
	and 8/14/2009, Cost $460,382 and $374,071, respectively)	10.750%	(a)	06/15/2014	810,000
					4,205,225
ENTERTAINMENT: 0.7%
325,000	Cinemark USA Inc. (c)(e)(g) (Acquired 7/6/2009
	and 10/14/2009, Cost $199,500 and $130,168, respectively)	8.625%		06/15/2019	342,469
325,000	Regal Cinemas Corp. (c)(e)(g) (Acquired 7/9/2009
	and 12/02/2009, Cost $48,781 and $285,791, respectively)	8.625%		07/15/2019	342,062
375,000	Universal City Development Partners Ltd. (c)(e)(g)
	(Acquired 10/27/2009 - 1/19/2010, Aggregate cost $371,556)	8.875%		11/15/2015	377,813
200,000	Universal City Development Partners Ltd. (c)(e)(g)
	(Acquired 10/27/2009 - 3/18/2010, Aggregate cost $205,984)	10.875%		11/15/2016	209,000
					1,271,344
FINANCIAL INSTITUTIONS: 3.4%
500,000	American General Finance	4.875%		07/15/2012	471,014
355,000	CIT Group, Inc.	7.000%		05/01/2014	335,475
825,000	CIT Group, Inc.	7.000%		05/01/2017	761,062
450,000	CIT Group Funding Co. of Delaware	10.250%		05/01/2017	465,750
900,000	GMAC Inc. (c)(e) (Acquired 7/20/2009 - 12/2/2009,
	Aggregate cost $850,642)	6.875%		09/15/2011	914,625
550,000	GMAC Inc. (c)(e) (Acquired 9/8/2009 - 10/5/2009,
	Aggregate cost $520,584)	7.000%		02/01/2012	559,625
450,000	GMAC Inc. (c)(e)(g) (Acquired 3/10/2010, Cost $442,440)	8.000%		03/15/2020	461,250
150,000	GMAC Inc. (c)(e)(g) (Acquired 2/9/2010, Cost $148,799)	8.300%		02/12/2015	157,500
300,000	Icahn Enterprises (c)(e)(g) (Acquired 1/12/2010, Cost $297,825)	8.000%		01/15/2018	289,125
330,000	International Lease Finance Corp. (c)(e)(g) (Acquired 3/17/2010 and 3/30/2010,
	Cost $206,671 and $121,200, respectively)	8.625%		09/15/2015	337,345
590,000	International Lease Finance Corp. (c)(e)(g) (Acquired 3/17/2010 - 3/30/2010,
	Aggregate cost $586,166)	8.750%		03/15/2017	603,586
275,000	Lender Processing Services	8.125%		07/01/2016	294,938
675,000	Nuveen Investments Inc.	10.500%		11/15/2015	654,750
75,000	Provident Funding Association (c)(e)(g) (Acquired 3/29/2010, Cost $75,000)	10.250%		04/15/2017	75,000
					6,381,045
FOOD & BEVERAGE: 2.4%
725,000	Aramark Corp.	8.500%		02/01/2015	741,312
225,000	B & G Foods Inc.	7.625%		01/15/2018	229,219
200,000	Constellation Brands Inc.	7.250%		05/15/2017	205,000
550,000	Dean Foods Co.	7.000%		06/01/2016	539,000
125,000	Del Monte Corp. (c)(e)(g) (Acquired 9/17/2009, Cost $122,840)	7.500%		10/15/2019	131,094
400,000	M-Foods Holdings Inc. (c)(e)(g) (Acquired 12/14/2009, Cost $413,737)	9.750%		10/01/2013	413,500
125,000	Pinnacle Foods Finance LLC (c)(e)(g) (Acquired 12/9/2009, Cost $125,000)	9.250%		04/01/2015	128,125
300,000	Pinnacle Foods Finance LLC	9.250%		04/01/2015	307,500
200,000	Pinnacle Foods Finance LLC	10.625%		04/01/2017	211,500
200,000	Reddy Ice Corp. (c)(e)(g) (Acquired 2/26/2010, Cost $200,000)	11.250%		03/15/2015	210,000
402,000	Reddy Ice Corp. (c)(e)(g) (Acquired 7/7/2009 - 10/22/2009,
	Aggregate cost $304,530)	13.250%		11/01/2015	413,055
300,000	Smithfield Foods Inc.	7.750%		07/01/2017	294,750
325,000	Smithfield Foods Inc. (c)(e)(g) (Acquired 7/13/2009 - 1/05/2010,
	Aggregate cost $336,624)	10.000%		07/15/2014	362,375
300,000	Treehouse Foods Inc.	7.750%		03/01/2018	311,250
					4,497,680
GAMING: 3.4%
250,000	American Casino & Entertainment (c)(e)(g) (Acquired 8/11/2009 and
	9/16/2009, Cost $169,129 and $46,503, respectively)	11.000%		06/15/2014	234,375
375,000	Ameristar Casinos Inc. (c)(e)(g) (Acquired 7/6/2009 and
	9/29/2009, Cost $203,118 and $182,210, respectively)	9.250%		06/01/2014	392,812
451,000	Global Cash Access LLC	8.750%		03/15/2012	451,564
425,000	Great Canadian Gaming Corp. (b)(c)(e)(g) (Acquired 7/8/2009 and
	10/29/2009, Cost $228,395 and $169,907, respectively)	7.250%		02/15/2015	420,750
425,000	Harrahs Entertainment, Inc. (c)(e)(g) (Acquired 9/8/2009 - 01/27/2010,
	Aggregate cost $423,381)	11.250%		06/01/2017	457,937
350,000	Indianapolis Downs LLC (c)(e)(g) (Acquired 7/16/2009 and 7/23/2009,
	Cost $196,542 and $81,775, respectively)	11.000%		11/01/2012	232,750
325,000	Jacobs Entertainment, Inc.	9.750%		06/15/2014	305,500
1,000,000	MGM Mirage Inc.	7.500%		06/01/2016	832,500
250,000	MGM Mirage Inc. (c)(e)(g) (Acquired 7/8/2009 and 8/3/2009,
	Cost $132,977 and $138,321, respectively)	11.125%		11/15/2017	281,250
200,000	MGM Mirage Inc. (c)(e)(g) (Acquired 9/17/2009, Cost $194,959)	11.375%		03/01/2018	193,000
100,000	Midwest Gaming/Financing Board (c)(e)(g) (Acquired 3/31/2010,
	Cost $98,941)	11.625%		04/15/2016	100,000
100,000	Peninsula Gaming LLC (c)(e)(g) (Acquired 7/28/2009 and 8/28/2009,
	Cost $73,428 and $24,718, respectively)	8.375%		08/15/2015	99,750
325,000	Peninsula Gaming LLC (c)(e)(g) (Acquired 7/28/2009 - 10/22/2009,
	Aggregate cost $320,152)	10.750%		08/15/2017	310,375
275,000	Penn National Gaming Inc. (c)(e)(g) (Acquired 8/10/2009, Cost $275,000)	8.750%		08/15/2019	279,125
200,000	San Pasqual Casino (c)(e)(g) (Acquired 9/21/2009, Cost $192,902)	8.000%		09/15/2013	190,000
275,000	Seminole Tribe of Florida (c)(e)(g) (Acquired 11/19/2009, Cost $252,133)	7.804%		10/01/2020	256,317
225,000	Shingle Springs Tribal Gaming (c)(e)(g)
	(Acquired 7/14/2009, Cost $144,839)	9.375%		06/15/2015	186,750
250,000	Tunica-Biloxi Gaming Authority (c)(e)(g) (Acquired 10/20/2009 and
	11/6/2009, Cost $91,489 and $138,571, respectively)	9.000%		11/15/2015	237,500
300,000	Wynn Las Vegas LLC	6.625%		12/01/2014	299,250
300,000	Wynn Las Vegas LLC (c)(e)(g) (Acquired 10/9/2009, Cost $293,761)	7.875%		11/01/2017	305,250
250,000	Yonkers Racing Corp. (c)(e)(g) (Acquired 7/13/2009 - 1/7/2010,
	Aggregate cost $257,994)	11.375%		07/15/2016	270,000
					6,336,755
HEALTH CARE: 5.3%
250,000	Accellent, Inc.	10.500%		12/01/2013	253,750
350,000	AMR HoldCo./ EmCare HoldCo.	10.000%		02/15/2015	367,719
500,000	Axcan Intermediate Holdings	9.250%		03/01/2015	540,000
400,000	Bausch & Lomb Inc.	9.875%		11/01/2015	423,000
800,000	Biomet Inc.	11.625%		10/15/2017	896,000
350,000	Bio-Rad Laboratories, Inc. (c)(e)(g) (Acquired 10/19/2009, Cost $362,107)	8.000%		09/15/2016	372,750
75,000	Bioscrip Inc. (c)(e)(g) (Acquired 3/17/2010, Cost $75,000)	10.250%		10/01/2015	76,312
375,000	CRC Health Corp.	10.750%		02/01/2016	338,437
350,000	HCA Inc. (c)(e)(g) (Acquired 7/29/2009, Cost $343,889)	7.875%		02/15/2020	366,406
1,900,000	HCA Inc.	9.625%		11/15/2016	2,035,375
250,000	Inverness Medical Innovations, Inc.	7.875%		02/01/2016	244,688
250,000	Inverness Medical Innovations, Inc.	9.000%		05/15/2016	255,000
325,000	National Mentor Holdings, Inc.	11.250%		07/01/2014	324,187
525,000	Omnicare Inc.	6.875%		12/15/2015	515,156
30,000	Pharmanet Development Group (c)(e)(g) (Acquired 3/31/2010, Cost $30,000)	10.875%		04/15/2017	30,000
500,000	United Surgical Partners	9.250%		05/01/2017	517,500
450,000	Universal Hospital Services, Inc.	8.500%		06/01/2015	447,750
375,000	Vanguard Health Holdings LLC/Inc. (c)(e)(g) (Acquired 1/20/2010 - 2/17/2010,
	Aggregate cost, $369,242)	8.000%		02/01/2018	364,688
450,000	Ventas Realty LP	6.500%		06/01/2016	459,848
475,000	Viant Holdings Inc. (c)(e)(g) (Acquired 8/25/2009 - 3/19/2010,	10.125%		07/15/2017	473,813
	Aggregate cost $468,166)
629,531	VWR Funding Inc.	10.250%		07/15/2015	667,303
					9,969,682
INDUSTRIALS: 2.8%
375,000	ALH Finance LLC/ ALH Finance Corp.	8.500%		01/15/2013	375,000
100,000	Amsted Industries (c)(e)(g) (Acquired 3/12/2010, Cost $99,280)	8.125%		03/15/2018	100,000
200,000	Aquilex Holdings/ Aquilex Finance (c)(e)(g) (Acquired 12/16/2009 and
	1/25/2010, Cost $171,349 and $25,984, respectively)	11.125%		12/15/2016	215,000
400,000	Baldor Electric Co.	8.625%		02/15/2017	423,000
250,000	Belden Inc. (c)(e)(g) (Acquired 7/14/2009, Cost $243,440)	9.250%		06/15/2019	266,875
350,000	Education Management LLC	8.750%		06/01/2014	360,500
300,000	Esco Corp. (c)(e)(g) (Acquired 8/26/2009, Cost $270,272)	4.132%	(a)	12/15/2013	266,250
50,000	Esco Corp. (c)(e)(g) (Acquired 2/9/2010, Cost $49,750)	8.625%		12/15/2013	50,250
375,000	General Cable Corp.	2.626%	(a)	04/01/2015	336,563
500,000	General Cable Corp.	7.125%		04/01/2017	495,625
100,000	JohnsonDiversey Holdings, Inc. (c)(e)(g) (Acquired 11/5/2009, Cost $99,170)	8.250%		11/15/2019	103,500
275,000	JohnsonDiversey Holdings, Inc. (c)(e)(g) (Acquired 11/20/2009 and
	2/18/2010, Cost $192,139 and $78,344, respectively)	10.500%		05/15/2020	299,750
350,000	Knowledge Learning Center (c)(e)(g) (Acquired 7/21/2009 and 1/4/2010,
	Cost $243,262 and $97,602, respectively)	7.750%		02/01/2015	339,500
200,000	Maxim Crane Works LP (c)(e)(g) (Acquired 3/31/2010, Cost $194,580)	12.250%		04/15/2015	200,000
250,000	Mueller Water Products	7.375%		06/01/2017	225,625
300,000	Reliance Intermediate Holdings (b)(c)(e)(f)(g) (Acquired 7/23/2009 and
	8/6/2009, Cost $143,185 and $147,750, respectively)	9.500%		12/15/2019	317,250
450,000	Sensus Metering Systems, Inc.	8.625%		12/15/2013	459,000
325,000	SPX Corp.	7.625%		12/15/2014	340,031
					5,173,719
INFORMATION TECHNOLOGY: 0.2%
25,000	Dupont Fabros Tech LP (c)(e)(g) (Acquired 12/11/2009, Cost $25,000)	8.500%		12/15/2017	25,750
300,000	First Data Corp.	9.875%		09/24/2015	255,750
					281,500
LODGING: 0.3%
375,000	Host Hotels & Resorts LP	7.125%		11/01/2013	381,562
175,000	Royal Caribbean Cruises Ltd. (b)	7.250%		06/15/2016	172,813
					554,375
MEDIA - CABLE: 1.1%
650,000	Charter Communications Holdings II	8.750%		11/15/2013	666,250
125,000	CSC Holdings Inc.	7.875%		02/15/2018	131,250
525,000	Dish DBS Corp.	6.625%		10/01/2014	528,937
400,000	Kabel Deutschland GmbH (b)	10.625%		07/01/2014	419,500
275,000	Videotron Ltee (b)(c)(e)(g) (Acquired 7/14/2009, Cost $280,249)	9.125%		04/15/2018	305,594
					2,051,531
MEDIA - NON-CABLE: 4.4%
275,000	Affinity Group Inc.(e) (Acquired 3/9/2010 - 3/22/2010,
	Aggregate Cost $195,291)	9.000%		02/15/2012	192,500
225,000	Belo Corp.	8.000%		11/15/2016	234,562
50,000	Clear Channel Worldwide (c)(e)(g) (Acquired 12/18/2009, Cost $50,000)	9.250%		12/15/2017	51,937
250,000	Clear Channel Worldwide (c)(e)(g) (Acquired 12/18/2009 and 2/1/2010,
	Cost $150,000 and 103,210, respectively)	9.250%		12/15/2017	261,250
250,000	Fox Acquisition Sub LLC (c)(e)(g) (Acquired 7/29/2009, Cost $154,127)	13.375%		07/15/2016	237,813
100,000	Inmarsat Finance Plc (b)(c)(e)(g) (Acquired 11/12/2009, Cost $99,256)	7.375%		12/01/2017	104,000
675,000	Intelsat Intermediate Holdings (b)	9.500%		02/01/2015	698,625
1,075,000	Intelsat Jackson Holdings (b)	11.250%		06/15/2016	1,163,688
125,000	Intelsat Jackson Holdings (b)(c)(e)(g) (Acquired 10/14/2009, Cost $123,958)	8.500%		11/01/2019	131,250
525,000	Interpublic Group Cos., Inc. (c)(e)(g) (Acquired 10/26/2009 and 11/18/2009,
	Cost $444,233 and $108,964, respectively)	10.000%		07/15/2017	593,906
300,000	Lamar Media Corp.	6.625%		08/15/2015	288,375
225,000	Lamar Media Corp.	9.750%		04/01/2014	245,813
375,000	MDC Partners Inc.(b)(c)(e)(g) (Acquired 10/20/2009 and 10/26/2009,
	Cost $262,738 and $100,967, respectively)	11.000%		11/01/2016	405,469
400,000	Medimedia USA Inc. (c)(e)(g) (Acquired 8/25/2009, Cost $230,709)	11.375%		11/15/2014	334,000
225,000	Nexstar Broadcasting Inc.	7.000%		01/15/2014	182,250
175,000	Nielsen Finance LLC (d)	0.000%	(a)	08/01/2016	166,250
525,000	Nielsen Finance LLC	11.500%		05/01/2016	593,250
175,000	Quebecor Media, Inc. (b)	7.750%		03/15/2016	177,188
150,000	QVC Inc. (c)(e)(g) (Acquired 3/17/2010, Cost $150,000)	7.125%		04/15/2017	150,938
425,000	QVC Inc. (c)(e)(g) (Acquired 9/22/2009 and 9/24/2009, Cost $122,847
	and $300,735, respectively)	7.500%		10/01/2019	433,500
275,000	Rainbow National Services LLC (c)(e)(g)
	(Acquired 7/13/2009, Cost $287,250)	10.375%		09/01/2014	289,781
475,000	SGS International Inc.	12.000%		12/15/2013	499,344
225,000	Sirius XM Radio Inc. (c)(e)(g) (Acquired 3/12/2010, Cost $225,000)	8.750%		04/01/2015	224,156
263,125	Umbrella Acquisition Inc. (c)(e)(g) (Acquired 10/15/2009 - 3/15/2010,
	Aggregate cost $211,746)	9.750%		03/15/2015	226,945
125,000	XM Satellite Radio Inc. (c)(e)(g) (Acquired 7/9/2009, Cost $124,688)	11.250%		06/15/2013	135,313
225,000	XM Satellite Radio Inc. (c)(e)(g) (Acquired 9/14/2009 - 1/25/2010,
	Aggregate cost $228,370)	13.000%		08/01/2014	253,406
					8,275,509
METALS & MINING: 0.6%
60,000	Consol Energy Inc. (c)(e)(g) (Acquired 3/25/2010, Cost $60,000)	8.000%		04/01/2017	61,650
70,000	Consol Energy Inc. (c)(e)(g) (Acquired 3/25/2010, Cost $70,000)	8.250%		04/01/2020	71,925
850,000	Teck Resources Limited (b)	10.250%		05/15/2016	1,011,500
					1,145,075
PACKAGING: 1.6%
400,000	Ball Corp.	7.125%		09/01/2016	425,000
425,000	Berry Plastics Corp.	8.875%		09/15/2014	414,906
525,000	Crown Americas LLC	7.750%		11/15/2015	546,000
200,000	Graham Packaging Co. LP (c)(e)(g) (Acquired 11/18/2009, Cost $197,334)	8.250%		01/01/2017	201,500
400,000	Greif Inc.	7.750%		08/01/2019	416,000
425,000	Owens-Brockway Glass Container, Inc.	7.375%		05/15/2016	446,250
575,000	Reynolds Group (c)(e)(g) (Acquired 10/29/2009 - 11/18/2009,
	Aggregate cost $572,897)	7.750%		10/15/2016	590,813
					3,040,469
PAPER: 1.7%
450,000	Boise Paper Holdings/ Finance (c)(e)(g) (Acquired 10/21/2009 - 11/18/2009,
	Aggregate cost $458,206)	9.000%		11/01/2017	472,500
75,000	Cascades, Inc. (b)(c)(e)(g) (Acquired 12/9/2009, Cost $73,720)	7.875%		01/15/2020	75,375
700,000	Georgia-Pacific LLC (c)(e)(g) (Acquired 7/8/2009 - 10/13/2009,
	Aggregate cost $708,772)	8.250%		05/01/2016	763,000
400,000	Graphic Packaging International Corp.	9.500%		08/15/2013	410,000
150,000	Graphic Packaging International Corp.	9.500%		06/15/2017	160,125
485,000	Newpage Corp.	10.000%		05/01/2012	336,469
375,000	Newpage Corp. (c)(e)(g) (Acquired 1/27/2010, Cost $358,996)	11.375%		12/31/2014	373,125
250,000	PE Paper Escrow GMBH (b)(c)(e)(g) (Acquired 7/24/2009 - 12/16/2009,
	Aggregate cost $253,369)	12.000%		08/01/2014	282,500
350,000	Rock-Tenn Co. (g)	9.250%		03/15/2016	381,500
					3,254,594
RESTAURANTS: 0.6%
275,000	Dave & Buster's Inc.	11.250%		03/15/2014	288,750
475,000	NPC International Inc.	9.500%		05/01/2014	472,625
325,000	Seminole Hard Rock Entertainment, Inc. (c)(e)(g)
	(Acquired 10/21/2009, Cost $276,331)	2.757%	(a)	03/15/2014	289,250
					1,050,625
RETAILERS: 2.7%
446,000	Dollar General Corp.	11.875%		07/15/2017	519,590
275,000	Express LLC/ Expess Finance (c)(e)(g) (Acquired 3/2/2010 and 3/17/2010,
	Cost $73,949 and $203,492, respectively)	8.750%		03/01/2018	280,500
525,000	General Nutrition Center	5.750%	(a)	03/15/2014	496,781
350,000	Limited Brands Inc. (c)(e)(g) (Acquired 2/2/2010, Cost $344,056)	8.500%		06/15/2019	390,250
450,000	Macys Retail Holdings, Inc.	6.650%		07/15/2024	425,250
200,000	Nebraska Book Co.	8.625%		03/15/2012	189,500
425,000	Nebraska Book Co. (c)(e)(g) (Acquired 9/23/2009, Cost $423,184)	10.000%		12/01/2011	438,812
400,000	Penske Auto Group Inc.	7.750%		12/15/2016	385,000
625,000	Sally Holdings LLC	10.500%		11/15/2016	681,250
40,000	Toys 'R' Us (c)(e)(g) (Acquired 11/10/2009, Cost $39,429)	8.500%		12/01/2017	41,500
450,000	Toys 'R' Us (c)(e)(g) (Acquired 7/6/2009 - 11/10/2009,
	Aggregate cost $452,430)	10.750%		07/15/2017	501,750
275,000	Yankee Candle Co., Inc./The	8.500%		02/15/2015	283,250
375,000	Yankee Candle Co., Inc./The	9.750%		02/15/2017	387,188
					5,020,621
SERVICES: 2.2%
375,000	Ceridian Corp.	11.250%		11/15/2015	359,062
25,000	Coffeyville Resources (c)(e)(g) (Acquired 3/25/2010, Cost $24,878)	9.000%		04/01/2015	25,437
340,000	Coffeyville Resources (c)(e)(g) (Acquired 3/25/2010, Cost $337,224)	10.875%		04/01/2017	337,450
325,000	Garda World Secuirty Corp. (b)(c)(e)(g) (Acquired 3/8/2010 - 3/19/2010,
	Aggregate cost $326,017)	9.750%		03/15/2017	332,719
475,000	KAR Auction Services	8.750%		05/01/2014	484,500
1,000,000	Leucadia National Corp.	7.125%		03/15/2017	990,000
400,000	Sitel LLC/ Sitel Finance Corp. (c)(e)(g) (Acquired 3/15/2010 Cost $389,853)	11.500%		04/01/2018	403,000
75,000	United Rentals North America	9.250%		12/15/2019	76,500
575,000	West Corp.	9.500%		10/15/2014	590,813
500,000	West Corp.	11.000%		10/15/2016	530,000
					4,129,481
TECHNOLOGY: 2.5%
250,000	Activant Solutions Inc.	9.500%		05/01/2016	240,000
350,000	Advanced Micro Devices, Inc. (c)(e)(g) (Acquired 11/23/2009 - 2/5/2010,
	Aggregate cost $333,531)	8.125%		12/15/2017	360,500
425,000	Compucom Systems Inc. (c)(e)(g) (Acquired 7/20/2009 and 11/16/2009,
	Cost $283,106 and $101,945, respectively)	12.500%		10/01/2015	450,500
175,000	Freescale Semiconductor	8.875%		12/15/2014	167,125
375,000	GXS Worldwide Inc. (c)(e)(g) (Acquired 12/17/2009 - 1/5/2010,
	Aggregate cost $368,271)	9.750%		06/15/2015	360,937
100,000	JDA Software Group, Inc. (c)(e)(g) (Acquired 12/7/2009, Cost $98,988)	8.000%		12/15/2014	104,000
375,000	Seagate Technology HDD Holdings (b)	6.800%		10/01/2016	375,937
300,000	Serena Software, Inc.	10.375%		03/15/2016	292,500
195,000	SS&C Technologies Inc.	11.750%		12/01/2013	206,944
400,000	Stream Global Services Inc. (c)(e)(g) (Acquired 9/29/2009 - 2/24/2010,
	Aggregate cost $388,054)	11.250%		10/01/2014	416,000
600,000	Sungard Data Systems Inc.	10.250%		08/15/2015	630,750
450,000	Sungard Data Systems Inc.	10.625%		05/15/2015	490,500
350,000	Terremark Worldwide Inc. (c)(e)(g) (Acquired 7/6/2009 - 12/15/2009,
	Aggregate cost $353,953)	12.250%		06/15/2017	402,500
175,000	Viasystems, Inc. (c)(e)(g) (Acquired 11/10/2009, Cost $168,912)	12.000%		01/15/2015	189,438
					4,687,631
TELECOMMUNICATIONS: 3.4%
500,000	DigitalGlobe Inc. (c)(e)(g) (Acquired 7/7/2009, Cost $513,286)	10.500%		05/01/2014	538,750
1,000,000	Geoeye Inc. (c)(e) (Acquired 9/24/2009 and 10/16/2009, Cost $507,018
	and $512,963, respectively)	9.625%		10/01/2015	1,022,500
1,000,000	Global Crossing Ltd. (b)(c)(e) (Acquired 9/11/2009 and 10/2/2009,
	Cost $254,128 and 780,004, respectively)	12.000%		09/15/2015	1,110,000
200,000	Intelsat Bermuda Ltd.(b)(c)(e)(g) (Acquired 12/1/2009, Cost $198,000)	11.250%		02/04/2017	211,500
159,375	Intelsat Bermuda Ltd.(b)(c)(e)(g) (Acquired 12/9/2009 - 2/16/2010,
	Aggregate Cost $155,695)	11.500%		02/04/2017	163,359
500,000	Level 3 Financing Inc.	9.250%		11/01/2014	487,500
160,000	Level 3 Financing Inc. (c)(e)(g) (Acquired 1/5/2010, Cost $156,832)	10.000%		02/01/2018	152,800
900,000	Paetec Holding Corp. (c)(e)(g) (Acquired 10/6/2009, Cost $891,000)	8.875%		06/30/2017	924,750
500,000	Qwest Communications International Inc. (c)(e)(g) (Acquired 1/7/2010,
	Cost $492,200)	7.125%		04/01/2018	516,250
500,000	Qwest Communications International Inc.	7.500%		02/15/2014	508,750
200,000	Telestat Canada/ Telestat LLC (b)	11.000%		11/01/2015	222,500
500,000	Viasat Inc. (c)(e)(g) (Acquired 10/21/2009, Cost $506,489)	8.875%		09/15/2016	511,250
					6,369,909
TEXTILE: 0.2%
275,000	Phillips-Van Heusen Corp.	8.125%		05/01/2013	279,469

TRANSPORTATION: 0.8%
200,000	Avis Budget Car Rental (c)(e)(g) (Acquired 3/5/2010 and 3/23/2010,
	Cost $49,317 and $156,366, respectively)	9.625%		03/15/2018	209,000
425,000	CEVA Group Plc (b)(c)(e)(g) (Acquired 9/30/2009 and 10/30/2009,
	Cost $267,450 and $155,058, respectively)	11.625%		10/01/2016	453,687
325,000	Hertz Corp.	8.875%		01/01/2014	333,938
200,000	Hertz Corp.	10.500%		01/01/2016	214,750
250,000	Kansas City Southern Railway Co.	13.000%		12/15/2013	297,500
50,000	Teekay Corp. (b)	8.500%		01/15/2020	52,250
					1,561,125
UTILITY - ELECTRIC: 1.0%
833,000	Calpine Corp. (c)(e)(g) (Acquired 10/6/2009 and 10/16/2009,
	Cost $379,437 and $378,026, respectively)	7.250%		10/15/2017	818,423
250,000	Dynegy Holdings, Inc.	7.750%		06/01/2019	188,750
650,000	NRG Energy Inc.	7.375%		02/01/2016	645,125
300,000	Texas Competitive Electric Holdings Co. LLC	10.250%		11/01/2015	208,500
					1,860,798
UTILITY - NATURAL GAS: 1.7%
450,000	Amerigas Partners LP	7.250%		05/20/2015	456,750
375,000	Crosstex Energy/ Crosstex Energy Finance (c)(g)	8.875%		02/15/2018	386,719
425,000	Holly Energy Partners LP	6.250%		03/01/2015	405,875
550,000	Inergy LP	8.750%		03/01/2015	575,437
450,000	MarkWest Energy Partners LP	8.750%		04/15/2018	461,812
375,000	Niska Gas Storage (c)(e)(g) (Acquired 2/26/2010 and 3/23/2010,
	Cost $325,000 and $51,248, respectively)	8.875%		03/15/2018	383,438
150,000	Regency Energy Partners LP	8.375%		12/15/2013	155,625
300,000	Regency Energy Partners LP (c)(e)(g) (Acquired 7/10/2009, Cost $292,512)	9.375%		06/01/2016	318,000
					3,143,656
WIRELESS COMMUNICATIONS: 4.1%
250,000	Cricket Communications Inc.	7.750%		05/15/2016	259,375
50,000	Digicel Group Ltd. (b)(c)(e)(g) (Acquired 11/23/2009, Cost $49,313)	8.250%		09/01/2017	49,500
475,000	Digicel Group Ltd. (b)(c)(e)(g) (Acquired 7/9/2009 - 7/24/2009,
	Aggregate cost $412,154)	8.875%		01/15/2015	466,687
450,000	Digicel Group Ltd. (b)(c)(e)(g) (Acquired 7/9/2009 - 1/5/2010,
	Aggregate cost $480,852)	12.000%		04/01/2014	509,625
650,000	MetroPCS Wireless, Inc.	9.250%		11/01/2014	664,625
550,000	Nextel Communications, Inc.	7.375%		08/01/2015	522,500
100,000	NII Capital Corp. (c)(e)(g) (Acquired 12/9/2009, Cost $99,187)	8.875%		12/15/2019	103,500
250,000	Qwest Corp. (c)(e)(g) (Acquired 11/19/2009, Cost $260,492)	8.375%		05/01/2016	281,250
325,000	SBA Telecommunications Corp. (c)(e)(g) (Acquired 7/21/2009 and 8/19/2009,
	Cost $49,665 and $275,000, respectively)	8.000%		08/15/2016	342,063
250,000	Sorenson Communications (c)(e)(g) (Acquired 1/14/2010, Cost $245,403)	10.500%		02/01/2015	241,250
1,025,000	Sprint Capital Corp.	6.900%		05/01/2019	937,875
250,000	Sprint Capital Corp.	8.375%		03/15/2012	260,000
500,000	Sprint Capital Corp.	8.750%		03/15/2032	463,750
500,000	Sprint Nextel Corp.	0.688%	(a)	06/28/2010	498,221
450,000	Sprint Nextel Corp.	8.375%		08/15/2017	452,250
50,000	TW Telecom Holdings Inc. (c)(e)(g) (Acquired 3/4/2010, Cost $49,642)	8.000%		03/01/2018	51,125
1,375,000	Wind Acquisition Finance SA (b)(c)(e)(g) (Acquired 7/6/2009 - 7/28/2009,
	Aggregate cost $1,426,708)	11.750%		07/15/2017	1,519,375
100,000	Wind Acquisition Finance SA (b)(c)(e)(g) (Acquired 12/10/2009, Cost $98,325)	12.250%		07/15/2017	99,000
					7,721,971
Total Corporate Bonds
(Cost $107,138,070)					113,275,976

LOANS(a): 37.2%
AEROSPACE: 0.2%
397,751	Hawker Beechcraft Inc.	10.500%		03/26/2014	390,790

BROADCASTING: 1.5%
1,425,670	Clear Channel Communications, Inc.	3.898%		01/29/2016	1,150,410
174,506	CMP Susquehanna	2.250%		05/05/2013	146,847
270,000	Gray Television, Inc. (d)	0.000%		12/31/2014	260,067
500,000	Sinclair Broadcasting Group	6.500%		10/23/2015	505,940
800,000	Umbrella Acquisition	2.501%		09/29/2014	712,032
					2,775,296
CABLE/WIRELESS VIDEO: 2.1%
139,647	Bresnan Communications, LLC (d)	0.000%		09/29/2013	137,071
416,935	Cablevision Systems Corp.	1.254%		12/13/2013	408,597
216,360	Cequel Communications, LLC	2.253%		11/05/2013	210,492
1,496,183	Charter Communications Operating, LLC	2.300%		03/06/2014	1,441,767
265,000	Charter Communications Operating, LLC	2.752%		07/28/2014	242,343
497,500	Mediacom LLC	5.500%		08/15/2019	498,992
800,000	UPC Financing	3.930%		12/31/2016	787,400
100,000	WideOpenWest Finance LLC	8.750%		06/26/2014	100,250
					3,826,912
CHEMICALS: 2.1%
129,335	Celanese AG	2.001%		04/02/2014	126,704
1,205,000	CF Industries Holdings (d)	0.000%		03/29/2015	1,186,925
300,000	Chemtura Corp.	6.000%		02/02/2011	301,500
498,750	Gentek Inc.	7.000%		10/28/2014	501,867
371,173	Huntsman International LLC	1.989%		04/21/2014	355,633
133,650	Huntsman International LLC	2.516%		06/30/2016	128,638
148,454	Ineos Group Holdings Plc	9.500%		12/14/2013	145,299
148,454	Ineos Group Holdings Plc	8.001%		12/16/2014	146,041
120,000	Lyondell Chemical Co. (d)	0.000%		03/30/2016	121,163
239,440	MacDermid Holdings, LLC	2.248%		04/12/2014	222,680
248,125	Nalco Co.	6.500%		05/07/2016	250,296
205,000	Solutia Inc.	4.750%		03/12/2017	206,679
					3,693,425
CONSUMER NON-DURABLES: 0.6%
241,474	Bausch & Lomb Inc.	3.540%		04/24/2015	235,738
199,500	Hanesbrands, Inc.	5.250%		12/10/2015	201,607
620,000	Revlon Consumer Products	6.000%		03/09/2015	613,025
					1,050,370
DIVERSIFIED MEDIA: 2.7%
705,672	Carmike Cinemas Inc.	5.500%		01/27/2016	705,291
226,246	Catalina Marketing Corp.	2.990%		10/01/2014	219,954
495,677	Cengage Learning, Inc.	2.790%		07/03/2014	436,558
258,017	Cinemark USA, Inc.	3.520%		04/30/2016	256,920
744,361	Discovery Communications	5.250%		05/14/2014	749,944
831,027	Getty Images, Inc.	6.250%		07/02/2015	834,143
496,173	Harland Clark Holdings	2.790%		06/30/2014	452,510
426,419	Live Nation	3.500%		06/21/2013	421,088
545,865	Nielsen Finance LLC	3.979%		05/02/2016	535,401
52,934	QVC Inc.	3.745%		06/30/2010	52,372
200,516	QVC Inc.	5.745%		03/30/2014	200,766
246,074	Weather Channel, Inc./ The	5.000%		09/14/2015	248,690
					5,113,637
ENERGY: 4.5%
1,473,495	Atlas Pipeline Partners LP	6.750%		07/27/2014	1,470,740
823,363	ATP Oil and Gas Corp.	11.250%		07/15/2014	832,115
116,539	ATP Oil and Gas Corp.	12.250%		01/15/2011	117,778
975,000	Big West Oil (d)	0.000%		02/19/2015	985,559
230,000	CGGVeritas (b)	3.570%		01/12/2014	226,550
125,000	Dresser Inc.	2.497%		05/04/2014	119,955
605,000	Energy Transfer Equity LP (d)	0.000%		11/01/2012	599,137
247,475	Enterprise GP Holdings L.P.	2.480%		11/08/2014	243,763
175,000	EPCO Holdings, Inc.	1.246%		08/07/2012	162,750
1,716,375	MEG Energy Corp.	6.000%		04/03/2016	1,698,147
398,974	Petroleum Geo-Services	2.020%		06/29/2015	389,499
638,400	Targa Resources, Inc.	6.000%		06/17/2016	640,692
700,000	Vulcan Energy Corp.	5.500%		09/25/2015	705,250
142,334	Western Refining Inc.	10.750%		05/30/2014	136,741
					8,328,676
FINANCIALS: 2.4%
925,000	American Capital Holdings, Inc. (d)	0.000%		03/31/2011	927,017
1,345,000	American General Finance Corp. (d)	0.000%		07/14/2010	1,313,904
125,000	BNY ConvergEx Group, LLX	3.300%		10/02/2013	121,354
695,577	Delos Aircraft Inc.	7.000%		03/15/2016	704,619
398,000	Hub International Holdings	6.750%		06/12/2014	395,345
464,423	International Lease Finance Corp.	6.750%		03/15/2015	476,419
497,500	USI Holdings Corp.	7.000%		05/05/2014	484,291
					4,422,949
FOOD & DRUG: 0.5%
147,547	Dole Food Company Inc.	5.500%		02/23/2017	148,977
247,423	Mylan Inc.	3.500%		10/02/2014	247,299
348,214	Supervalu Inc.	1.165%		06/02/2011	345,376
225,000	WM. Bolthouse Farms Inc.	5.500%		02/10/2016	226,123
					967,775
FOOD & TOBACCO: 0.5%
248,125	W.M. Wrigley Jr. Co.	3.063%		12/16/2012	249,619
743,713	W.M. Wrigley Jr. Co.	3.313%		12/16/2014	748,049
					997,668
FOREST PRODUCTS/CONTAINERS: 0.8%
115,000	Anchor Glass Container Corp.	6.000%		02/25/2016	114,569
554,800	Georgia-Pacific Corp.	2.290%		12/20/2012	551,177
462,094	Reynolds Consumer Products Holdings Inc.	5.094%		11/02/2015	466,327
370,000	Smurfit-Stone Container Corp.	4.750%		02/10/2016	370,092
					1,502,165
GAMING/LEISURE: 1.8%
125,000	Bombardier Recreational Products (d)	0.000%		06/28/2013	109,688
675,000	Cedar Fair-Canada (d)	0.000%		02/20/2016	625,394
746,124	Cedar Fair-Canada (b)(d)	0.000%		02/17/2012	730,269
400,000	Harrah's Entertainment Inc.	3.249%		01/28/2015	344,668
548,625	Harrah's Entertainment Inc.	9.500%		10/01/2016	567,311
1,122,187	Universal City Development Partners Ltd.	7.750%		10/29/2014	1,134,337
180,692	Venetian Macao Limited	4.800%		05/25/2012	175,090
312,825	Venetian Macao Limited	4.800%		05/25/2013	303,127
					3,989,884
HEALTH CARE: 3.8%
620,000	Ardent Health Services LLC	6.500%		09/14/2015	612,641
580,534	Biomet Inc.	3.248%		03/25/2015	570,636
130,596	Carestream Health Holdings, Inc.	2.228%		04/30/2013	124,986
1,494,615	Community Health Systems, Inc.	2.502%		07/25/2014	1,454,064
244,212	CRC Health Corp.	2.540%		02/06/2013	233,833
200,000	Golden Gate National Care	7.998%		10/09/2011	196,000
1,556,501	HCA Inc.	1.501%		11/17/2012	1,507,861
495,912	Health Management Associates, Inc.	2.040%		02/28/2014	480,018
297,446	IM US Holdings, LLC	2.251%		06/26/2014	287,282
185,000	MultiPlan Inc.	6.000%		04/12/2013	185,153
354,071	Skilled Healthcare Group (d)	0.000%		06/15/2012	350,973
300,000	Vanguard Health Systems	5.000%		01/15/2016	300,429
265,138	Warner Chillcott	5.500%		10/14/2014	265,374
325,236	Warner Chillcott	5.750%		03/14/2015	325,740
224,438	Warner Chillcott	5.750%		04/30/2015	224,785
					7,119,775
HOUSING: 1.5%
198,504	Building Materials Corp.	5.000%		02/22/2014	194,853
325,000	Capital Automotive LP (d)	0.000%		12/16/2011	302,393
254,945	CB Richard Ellis Services, Inc.	6.000%		12/20/2013	253,670
740,000	CB Richard Ellis Services, Inc.	6.750%		12/20/2015	740,925
496,185	CB Richard Ellis Services, Inc.	6.500%		12/20/2015	495,977
595,408	Realogy Corp.	3.251%		10/09/2013	524,644
250,000	Realogy Corp.	13.500%		10/15/2017	274,375
					2,786,837
INFORMATION TECHNOLOGY: 4.0%
246,875	Allen Systems Group	7.750%		10/19/2013	248,109
443,854	Avaya Inc.	3.002%		12/10/2014	395,532
374,063	Booz Allen	6.000%		07/31/2015	375,387
1,000,000	Dupont Fabros Technology LP (d)(f)	0.000%		12/02/2014	997,500
189,514	First Data Corp.	3.001%		09/24/2014	167,669
607,700	First Data Corp.	3.040%		09/24/2014	537,055
967,557	Flextronics International Ltd.	2.501%		10/01/2012	943,368
200,966	Freescale Semiconductor	1.979%		11/29/2013	189,589
249,372	Freescale Semiconductor	12.500%		12/15/2014	255,863
2,100,000	NDS Group Plc (f)	7.230%		02/03/2017	2,037,000
180,000	Spansion LLC	7.750%		02/08/2015	181,350
498,711	SunGard Data Systems, Inc.	1.979%		02/28/2014	481,491
694,672	West Corp.	7.250%		10/24/2013	701,869
					7,511,782
MANUFACTURING: 0.6%
204,431	Allison Transmission Inc. (d)	0.000%		08/07/2014	194,522
348,899	Manitowoc Co.	7.500%		10/25/2014	349,213
516,198	Oshkosh Truck Corp.	6.260%		12/06/2013	517,431
134,655	Veyance Technologies (d)	0.000%		07/31/2014	118,750
					1,179,916
METALS/MINERALS: 0.6%
550,000	Bucyrus International, Inc.	4.500%		12/21/2015	554,950
652,997	John Maneely Co.	3.501%		12/08/2013	619,414
					1,174,364
RETAIL: 1.2%
347,417	Claire's Stores Inc.	3.040%		05/29/2014	305,629
208,229	Collective Brands, Inc.	2.980%		08/01/2014	203,675
110,980	Dollar General Corp.	2.998%		07/04/2014	109,694
253,957	Michaels Stores	4.750%		07/31/2016	246,920
245,905	Neiman Marcus Group, Inc.	2.228%		04/06/2013	232,734
750,000	Pilot Travel Centers LLC (d)	0.000%		11/24/2015	755,753
200,000	Toys 'R' Us	4.496%		07/16/2012	200,428
270,000	Toys 'R' Us (d)	0.000%		01/19/2013	263,250
					2,318,083
SERVICES: 0.6%
305,000	Aquilex Holdings Corp. (d)	0.000%		03/26/2016	306,336
214,463	Harbor Freight	5.000%		02/23/2016	214,731
403,888	Hercules Offshore, Inc.	6.000%		07/11/2013	393,617
38,690	Hertz Corp.	0.271%		12/21/2012	38,200
209,729	Hertz Corp.	1.980%		12/21/2012	207,074
					1,159,958
TELECOMMUNICATIONS: 1.0%
247,316	Asurion Corp.	3.250%		07/03/2014	244,227
385,000	Consolidated Communications Inc.	2.750%		12/29/2014	368,637
497,429	Intelsat Subsidiary Holding Co. Ltd.	2.728%		07/03/2013	484,994
423,776	Sorenson Communications Inc.	6.000%		08/16/2013	413,483
326,198	Telesat Holdings Inc.	3.240%		10/31/2014	321,102
					1,832,443
TRANSPORTATION: 1.4%
1,650,831	Ford Motor Co.	3.260%		12/15/2013	1,595,858
480,000	HHI Holdings LLC (d)	0.000%		03/30/2015	480,000
331,949	Sabre Holdings Corp.	2.249%		09/30/2014	309,035
199,500	TRW Automotive Inc.	5.000%		05/30/2016	201,032
					2,585,925
UTILITY: 1.7%
163,386	Calpine Corp.	3.165%		03/29/2014	158,246
500,000	FirstLight Power Resources, Inc.	4.813%		05/01/2014	447,500
347,308	Kgen LLC	2.000%		02/01/2014	325,601
523,016	NRG Energy Inc.	0.190%		02/01/2013	511,996
793,107	NRG Energy Inc.	2.001%		02/01/2013	776,396
199,488	TXU Energy Co. LLC	3.751%		10/10/2014	163,656
1,018,062	TXU Energy Co. LLC	3.729%		10/10/2014	835,239
					3,218,634
WIRELESS COMMUNICATIONS: 1.1%
387,659	MetroPCS Wireless, Inc.	2.500%		11/03/2013	378,774
1,010,000	Skype Technologies	7.000%		02/22/2015	1,013,949
700,000	Wind Acquisition Finance SA (b)	7.658%		11/26/2014	698,250
					2,090,973
Total Loans
	(Cost $68,221,909)				70,038,237

Shares
PREFERRED STOCK - 0.0%
Financials - 0.0%
1,480	Citigroup Capital XII				37,991
Total Preferred Stock	(Cost $37,000)				37,991

SHORT TERM INVESTMENT: 6.4%
Money Market Investment: 6.4%
11,882,614	Federated Prime Obligations Fund, 0.11% (h)				11,882,614
Total Short Term Investment
(Cost $11,882,614)					11,882,614
TOTAL INVESTMENTS
(Cost $187,279,593), 104.3%					195,234,818
LIABILITIES IN EXCESS OF ASSETS, (4.3%)					(7,997,522)
TOTAL NET ASSETS, 100.0%					$187,237,296

(a) Variable Rate.
(b) Foreign Security.
(c) 144A Security.
(d) Non-income Producing.
(e) Restricted.
(f) Illiquid.
(g) Private Placement.
(h) 7-Day Yield.

Rochdale Fixed Income Opportunities Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2010, Continued
Summary of Fair Value Exposure

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Aerospace / Defense	$-	$1,471,375	$-	$1,471,375
Automotive	-	5,318,707	-	5,318,707
Building Materials	-	1,425,225	-	1,425,225
Cable / Wireless Video		3,305,250		3,305,250
Chemicals	-	3,790,250	-	3,790,250
Construction Machinery	-	450,500	-	450,500
Consumer Products	-	5,250,880	-	5,250,880
Energy	-	4,205,225	-	4,205,225
Entertainment	-	1,271,344	-	1,271,344
Financial Institutions	-	6,381,045	-	6,381,045
Food & Beverage	-	4,497,680	-	4,497,680
Gaming	-	6,336,755	-	6,336,755
Health Care	-	9,969,682	-	9,969,682
Industrials	-	5,173,719	-	5,173,719
Information Technology		281,500		281,500
Lodging	-	554,375	-	554,375
Media - Cable	-	2,051,531	-	2,051,531
Media - Non-Cable	-	8,275,509	-	8,275,509
Metals & Mining	-	1,145,075	-	1,145,075
Packaging	-	3,040,469	-	3,040,469
Paper	-	3,254,594	-	3,254,594
Restaurants	-	1,050,625	-	1,050,625
Retailers	-	5,020,621	-	5,020,621
Services	-	4,129,481	-	4,129,481
Technology	-	4,687,631	-	4,687,631
Telecommunications	-	6,369,909	-	6,369,909
Textile	-	279,469	-	279,469
Transportation	-	1,561,125	-	1,561,125
Utility - Electric	-	1,860,798	-	1,860,798
Utility - Natural Gas	-	3,143,656	-	3,143,656
Wireless Communications	-	7,721,971	-	7,721,971
Total Corporate Bonds	-	113,275,976	-	113,275,976

Loans
Aerospace	-	390,790	-	390,790
Broadcasting	-	2,775,296	-	2,775,296
Cable/Wireless Video	-	3,826,912	-	3,826,912
Chemicals	-	3,693,425	-	3,693,425
Consumer Non-Durables	-	1,050,370	-	1,050,370
Diversified Media	-	5,113,637	-	5,113,637
Energy	-	8,328,676	-	8,328,676
Financials	-	4,422,949	-	4,422,949
Food & Drug	-	967,775	-	967,775
Food & Tobacco	-	997,668	-	997,668
Forest Products/Containers	-	1,502,165	-	1,502,165
Gaming/Leisure	-	3,989,884	-	3,989,884
Health Care	-	7,119,775	-	7,119,775
Housing	-	2,786,837	-	2,786,837
Information Technology	-	7,511,782	-	7,511,782
Manufacturing	-	1,179,916	-	1,179,916
Metals/Minerals	-	1,174,364	-	1,174,364
Retail	-	2,318,083	-	2,318,083
Service	-	1,159,958	-	1,159,958
Telecommunications	-	1,832,443	-	1,832,443
Transportation	-	2,585,925	-	2,585,925
Utility	-	3,218,634	-	3,218,634
Wireless Communications	-	2,090,973	-	2,090,973
Total Loans	-	70,038,237	-	70,038,237

Preferred Stocks
Financials	-	37,991	-	37,991
Total Preferred Stocks	-	37,991	-	37,991

Short Term Investment	11,882,614	-	-	11,882,614

Total Investments in Securities	$11,882,614	$183,352,204	$-	$195,234,818

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 96.7%
CONSUMER DISCRETIONARY: 12.7%
4,000	Amazon.com, Inc. (a)	$542,920
10,000	Avon Products, Inc.	338,700
11,500	Best Buy Co., Inc.	489,210
15,000	Big Lots, Inc. (a)	546,300
3,000	Coach, Inc.	118,560
6,100	Genuine Parts Co.	257,664
6,000	Lowe's Companies, Inc.	145,440
8,500	Macy's, Inc.	185,045
13,000	Nordstrom, Inc.	531,050
9,000	Snap-on Inc.	390,060
15,300	TJX Companies, Inc./The	650,556
		4,195,505
CONSUMER STAPLES: 0.9%
17,000	Lennar Corp. - Class A	292,570

ENERGY: 15.2%
11,500	Atwood Oceanics, Inc. (a)	398,245
3,000	Canadian Natural Resources Ltd. (d)	222,120
25,000	Chesapeake Energy Corp.	591,000
10,500	CONSOL Energy Inc.	447,930
20,700	ENSCO International Plc - ADR (d)	926,946
11,500	National-Oilwell Varco Inc.	466,670
8,300	Noble Corp. (d)	347,106
9,000	Schlumberger Ltd. (d)	571,140
7,600	Transocean Ltd. (a)(d)	656,488
25,100	Weatherford International Ltd. (a)(d)	398,086
		5,025,731
FINANCIALS: 14.8%
80,000	Bank of America Corp.	1,428,000
40,000	Fifth Third Bancorp	543,600
22,100	Itau Unibanco Holding SA - ADR (b)(d)	485,979
25,000	Janus Capital Group Inc. (b)	357,250
30,000	Lincoln National Corp.	921,000
16,300	Morgan Stanley	477,427
3,100	Shinhan Financial Group Co., Ltd. - ADR (b)(d)	246,450
16,000	U.S. Bancorp	414,080
		4,873,786
HEALTH CARE: 0.8%
5,000	Covidien Plc (d)	251,400

INDUSTRIALS: 17.0%
36,000	ABB Ltd. - ADR (d)	786,240
7,000	Caterpillar Inc.	439,950
2,500	CSX Corp.	127,250
15,600	Cummins Inc.	966,420
5,000	Deere & Co.	297,300
11,300	Fluor Corp.	525,563
28,000	General Electric Co.	509,600
22,000	Ingersoll-Rand Plc - Class A (b)(d)	767,140
50,000	Manitowoc Co., Inc./The	650,000
6,200	Norfolk Southern Corp.	346,518
2,500	Union Pacific Corp.	183,250
		5,599,231
INFORMATION TECHNOLOGY: 25.8%
16,000	Adobe Systems Inc. (a)	565,920
13,600	Agilent Technologies, Inc. (a)	467,704
19,200	Altera Corp. (b)	466,752
25,500	Autodesk, Inc. (a)	750,210
6,600	Broadcom Corp. - Class A	218,988
22,000	Cisco Systems, Inc. (a)	572,660
6,000	Citrix Systems, Inc. (a)(b)	284,820
23,550	Corning Inc.	475,945
46,150	EMC Corp. (a)	832,546
90,000	Flextronics International Ltd. (a)(d)	705,600
6,200	Harris Corp.	294,438
4,501	International Business Machines Corp. (IBM) (b)	577,253
18,000	Lam Research Corp. (a)	671,760
25,100	Oracle Corp.	644,819
15,550	Texas Instruments Inc.	380,508
8,000	Total System Services, Inc. (b)	125,280
17,000	Trimble Navigation Ltd. (a)	488,240
		8,523,443
MATERIALS: 9.5%
12,600	Cliffs Natural Resources Inc. (b)	893,970
5,000	FMC Corp.	302,700
5,260	Freeport-McMoRan Copper & Gold Inc.	439,421
5,300	Nucor Corp.	240,514
20,000	United States Steel Corp. (b)	1,270,400
		3,147,005

Total Common Stocks		31,908,671
(Cost $24,114,160)

EXCHANGE TRADED FUNDS: 3.5%
40,000	Ultra Financials ProShares (b)	271,600
12,000	Ultra Industrials ProShares	450,600
13,000	Ultra Oil & Gas ProShares (b)	445,510

Total Exchange Traded Funds		1,167,710
(Cost $695,630)

SHORT TERM INVESTMENT: 0.7%
Money Market Investment: 0.7%
217,742	First American Government Obligations Fund, 0.00% (e)	217,742
Total Short Term Investment
(Cost $217,742)		217,742

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 17.5%
COMMERCIAL PAPER: 1.2%
$ 659,746	Atlantic East Funding LLC, 3.059%, 03/25/11 (c)	407,798

Shares
MONEY MARKET INVESTMENTS: 16.3%
5,367,131	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (e)	5,367,131
1,967	Reserve Primary Fund, 0.00% (c)(e)	237
		5,367,368
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $6,028,844)		5,775,166

TOTAL INVESTMENTS
(Cost $31,056,376), 118.4%		39,069,289
LIABILITIES IN EXCESSS OF OTHER ASSETS, (18.4)%		(6,061,577)
TOTAL NET ASSETS, 100.0%		$33,007,712

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2010.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
(e) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Large Growth Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$4,195,505	$-	$-	$4,195,505
Consumer Staples	292,570	-	-	292,570
Energy	5,025,731	-	-	5,025,731
Financials	4,873,786	-	-	4,873,786
Health Care	251,400	-	-	251,400
Industrials	5,599,231	-	-	5,599,231
Information Technology	8,523,443	-	-	8,523,443
Materials	3,147,005	-	-	3,147,005
Total Common Stock	31,908,671	-	-	31,908,671

Exchange Traded Funds	1,167,710	-	-	1,167,710

Short Term Investment	217,742	-	-	217,742

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	407,798	-	407,798
Investment Companies	5,367,131	-	237	5,367,368
Total Investments Purchased With Cash Proceeds From Securities Lending	5,367,131	407,798	237	5,775,166

Total Investments in Securities	$38,661,254	$407,798	$237	$39,069,289

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$10,110
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	4,766
Net purchases (sales)	(14,639)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2010	$237

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 96.1%
CONSUMER DISCRETIONARY: 10.2%
8,000	Avon Products, Inc.	$270,960
11,300	Best Buy Co., Inc.	480,702
6,300	Coach, Inc.	248,976
9,000	Comcast Corp. - Class A	169,380
6,650	Genuine Parts Co.	280,896
30,000	Goodyear Tire & Rubber Co./The (a)	379,200
10,000	Lowe's Companies, Inc.	242,400
23,000	Macy's, Inc.	500,710
17,300	Snap-on Inc.	749,782
		3,323,006
CONSUMER STAPLES: 1.2%
22,500	Lennar Corp. - Class A	387,225

ENERGY: 9.6%
20,500	Chesapeake Energy Corp.	484,620
14,500	CONSOL Energy Inc.	618,570
13,630	ENSCO International Plc - ADR (d)	610,351
7,100	National-Oilwell Varco Inc.	288,118
9,800	Noble Corp. (d)	409,836
3,600	Transocean Ltd. (a)(d)	310,968
26,300	Weatherford International Ltd. (a)(d)	417,118
		3,139,581
FINANCIALS: 27.8%
4,814	ACE Ltd. (d)	251,772
65,200	Bank of America Corp.	1,163,820
9,800	BB&T Corp. (b)	317,422
82,000	Fifth Third Bancorp	1,114,380
35,600	Itau Unibanco Holding SA - ADR (b)(d)	782,844
23,200	Janus Capital Group Inc. (b)	331,528
46,300	Lincoln National Corp.	1,421,410
4,800	M&T Bank Corp. (b)	381,024
16,250	Metlife, Inc.	704,275
10,000	Morgan Stanley	292,900
10,900	Northern Trust Corp.	602,334
5,900	PNC Financial Services Group, Inc.	352,230
60,000	Regions Financial Corp. (b)	471,000
4,000	Shinhan Financial Group Co., Ltd. - ADR (b)(d)	318,000
6,500	State Street Corp.	293,410
5,400	Travelers Companies, Inc./The	291,276
		9,089,625
HEALTH CARE: 3.1%
8,060	Abbott Laboratories	424,601
5,000	Covidien Plc (d)	251,400
6,350	Genzyme Corp. (a)	329,121
		1,005,122
INDUSTRIALS: 20.9%
39,080	ABB Ltd. - ADR (d)	853,507
9,000	Caterpillar Inc.	565,650
15,200	CSX Corp.	773,680
9,800	Cummins Inc.	607,110
13,982	Deere & Co.	831,370
3,200	Flowserve Corp.	352,864
14,700	Fluor Corp.	683,697
15,200	Ingersoll-Rand Plc - Class A (b)(d)	530,024
59,200	Manitowoc Co. Inc./The	769,600
19,000	McDermott International, Inc. (a)(d)	511,480
5,934	Norfolk Southern Corp.	331,651
		6,810,633
INFORMATION TECHNOLOGY: 11.4%
5,800	Adobe Systems Inc. (a)	205,146
11,860	Agilent Technologies, Inc. (a)	407,865
25,000	Autodesk, Inc. (a)	735,500
35,500	EMC Corp. (a)	640,420
8,800	Harris Corp.	417,912
13,000	Lam Research Corp. (a)	485,160
13,000	Texas Instruments Inc.	318,110
18,000	Trimble Navigation Ltd. (a)	516,960
		3,727,073
MATERIALS: 11.9%
8,500	AK Steel Holding Corp.	194,310
14,800	Cliffs Natural Resources Inc. (b)	1,050,060
5,000	Freeport-McMoRan Copper & Gold Inc.	417,700
13,580	Nucor Corp.	616,261
15,300	United States Steel Corp. (b)	971,856
20,000	Vale SA - ADR (b)(d)	643,800
		3,893,987

Total Common Stocks		31,376,252
(Cost $24,866,685)

EXCHANGE TRADED FUNDS: 4.3%
12,000	Ultra Basic Materials ProShares (b)	429,360
70,000	Ultra Financials ProShares (b)	475,300
13,000	Ultra Industrials ProShares (b)	488,150

Total Exchange Traded Funds		1,392,810
(Cost $788,784)

SHORT TERM INVESTMENT: 0.2%
Money Market Investment: 0.2%
84,563	First American Government Obligations Fund, 0.00% (e)	84,563

Total Short Term Investment		84,563
(Cost $84,563)

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 18.8%
COMMERCIAL PAPER: 1.1%
$ 588,647	Atlantic East Funding LLC, 3.059%, 03/25/11 (c)	363,851

Shares
MONEY MARKET INVESTMENTS: 17.7%
5,772,240	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (e)	5,772,240
2,953	Reserve Primary Fund, 0.00% (c)(e)	355
		5,772,595

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $6,363,840)		6,136,446

TOTAL INVESTMENTS
(Cost $32,103,872), 119.4%		38,990,071
LIABILITIES IN EXCESS OF OTHER ASSETS, (19.4)%		(6,332,757)
TOTAL NET ASSETS, 100.0%		$32,657,314

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2010.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
(e) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Large Value Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$3,323,006	$-	$-	$3,323,006
Consumer Staples	387,225	-	-	387,225
Energy	3,139,581	-	-	3,139,581
Financials	9,089,625	-	-	9,089,625
Health Care	1,005,122	-	-	1,005,122
Industrials	6,810,633	-	-	6,810,633
Information Technology	3,727,073	-	-	3,727,073
Materials	3,893,987	-	-	3,893,987
Total Common Stock	31,376,252	-	-	31,376,252

Exchange Traded Funds	1,392,810	-	-	1,392,810

Short Term Investment	84,563	-	-	84,563

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	363,851	-	363,851
Investment Companies	5,772,240	-	355	5,772,595
Total Investments Purchased With Cash Proceeds From Securities Lending	5,772,240	363,851	355	6,136,446

Total Investments in Securities	$38,625,865	$363,851	$355	$38,990,071

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$11,217
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	7,154
Net purchases (sales)	(18,016)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2010	$355

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 100.7%
CONSUMER DISCRETIONARY: 19.3%
6,000	Advance Auto Parts, Inc.	$251,520
11,000	Cheesecake Factory Inc./The (a)	297,660
6,000	Dollar Tree, Inc. (a)	355,320
9,800	Dress Barn, Inc./The (a)	256,368
51,000	Gafisa SA - ADR (b)(d)	700,740
42,900	LKQ Corp. (a)	870,870
8,000	New Oriental Education & Technology Group, Inc. - ADR (a)(b)(d)	684,080
7,700	Panera Bread Co. - Class A (a)(b)	588,973
11,000	Urban Outfitters, Inc. (a)	418,330
21,100	WMS Industries Inc. (a)	884,934
		5,308,795
CONSUMER STAPLES: 0.7%
28,000	China Nepstar Chain Drugstore Ltd. - ADR (b)(d)	203,000
ENERGY: 21.4%
12,000	Arena Resources, Inc. (a)	400,800
11,500	Atwood Oceanics, Inc. (a)	398,245
87,000	China North East Petroleum Holdings Ltd. (a)(b)	769,080
12,000	Cimarex Energy Co.	712,560
11,000	CONSOL Energy Inc.	469,260
8,500	Dril-Quip, Inc. (a)	517,140
20,000	Gulf Resources Inc. (a)(b)	232,200
40,000	Helix Energy Solutions Group Inc. (a)	521,200
13,700	Holly Corp.	382,367
80,000	ION Geophysical Corp. (a)	393,600
34,946	Puda Coal, Inc. (a)(b)	311,718
9,346	Southwestern Energy Co. (a)	380,569
13,000	Swift Energy Co. (a)	399,620
		5,888,359
FINANCIALS: 10.3%
17,000	CNinsure, Inc. - ADR (d)	452,370
25,000	EZCORP, Inc. - Class A (a)	515,000
6,500	Jones Lang LaSalle Inc.	473,785
4,500	KB Financial Group, Inc. - ADR (b)(d)	215,820
13,000	Piper Jaffray Companies, Inc. (a)	523,900
7,900	Signature Bank (a)	292,695
16,590	Tower Group, Inc.	367,800
		2,841,370
HEALTH CARE: 2.6%
12,200	Henry Schein, Inc. (a)(b)	718,580
INDUSTRIALS: 21.0%
28,500	Aegean Marine Petroleum Network Inc. (b)(d)	808,830
9,977	AMETEK, Inc.	413,647
23,000	Baldor Electric Co. (b)	860,200
34,000	Belden Inc.	933,640
11,000	Bucyrus International, Inc.	725,890
28,500	TrueBlue, Inc. (a)	441,750
87,000	United Rentals, Inc. (a)	816,060
18,100	Wabtec Corp.	762,372
		5,762,389
INFORMATION TECHNOLOGY: 19.2%
13,000	Altera Corp. (b)	316,030
7,344	Amphenol Corp. - Class A	309,843
23,000	Blue Coat Systems, Inc. (a)	713,920
47,000	China TransInfo Technology Corp. (a)(b)	316,780
37,400	Ebix, Inc. (a)(b)	597,278
19,000	Linear Technology Corp.	537,320
11,000	McAfee, Inc. (a)	441,430
30,500	NETGEAR, Inc. (a)	796,050
87,000	TriQuint Semiconductor, Inc. (a)	609,000
28,500	VanceInfo Technologies, Inc. - ADR (a)(b)(d)	635,265
		5,272,916
MATERIALS: 6.2%
16,000	Albemarle Corp.	682,080
12,200	FMC Corp.	738,588
34,000	Yongye International, Inc. (a)	274,720
		1,695,388

Total Common Stocks
(Cost $24,457,958)		27,690,797

SHORT TERM INVESTMENT: 0.0%
Money Market Investment: 0.0%
409	First American Government Obligations Fund, 0.00% (e)	409
Total Short Term Investment
(Cost $409)		409

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 19.9%
COMMERCIAL PAPER: 1.4%
$ 628,879	Atlantic East Funding LLC, 3.059%, 03/25/11 (c)	388,719

Shares
MONEY MARKET INVESTMENTS: 18.5%
5,066,043	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (e)	5,066,043
3,055	Reserve Primary Fund, 0.00% (c)(e)	368
		5,066,411
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $5,697,977)		5,455,130

TOTAL INVESTMENTS
(Cost $30,156,344), 120.6%		33,146,336
LIABILITIES IN EXCESS OF OTHER ASSETS, (20.6)%		(5,652,617)
TOTAL NET ASSETS, 100.0%		$27,493,719

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2010.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
(e) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Mid/Small Growth Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$5,308,795	$-	$-	$5,308,795
Consumer Staples	203,000	-	-	203,000
Energy	5,888,359	-	-	5,888,359
Financials	2,841,370	-	-	2,841,370
Health Care	718,580	-	-	718,580
Industrials	5,762,389	-	-	5,762,389
Information Technology	5,272,916	-	-	5,272,916
Materials	1,695,388	-	-	1,695,388
Total Common Stock	27,690,797	-	-	27,690,797

Short Term Investment	409	-	-	409

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	388,719	-	388,719
Investment Companies	5,066,043	-	368	5,066,411
Total Investments Purchased With Cash Proceeds From Securities Lending	5,066,043	388,719	368	5,455,130

Total Investments in Securities	$32,757,249	$388,719	$368	$33,146,336

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$14,148
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	7,404
Net purchases (sales)	(21,184)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2010	$368

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 100.8%
CONSUMER DISCRETIONARY: 12.0%
21,000	BorgWarner, Inc. (a)(b)	$801,780
15,000	Drew Industries Inc. (a)	330,300
19,000	Foot Locker, Inc. (b)	285,760
27,000	Hanesbrands, Inc. (a)	751,140
21,000	WMS Industries Inc. (a)	880,740
		3,049,720
ENERGY: 13.0%
12,500	Atwood Oceanics, Inc. (a)	432,875
49,000	China North East Petroleum Holdings Ltd. (a)(b)	433,160
6,500	Cimarex Energy Co.	385,970
25,000	Gulf Resources Inc. (a)(b)	290,250
42,000	James River Coal Co. (a)(b)	667,800
4,200	Lufkin Industries, Inc. (b)	332,430
32,500	Puda Coal, Inc. (a)(b)	289,900
15,000	Swift Energy Co. (a)	461,100
		3,293,485

FINANCIALS: 14.3%
12,000	Evercore Partners Inc. - Class A (b)	360,000
33,790	First Horizon National Corp. (a)	474,749
58,000	Huntington Bancshares Inc.	311,460
17,000	Investment Technology Group, Inc. (a)	283,730
20,000	Itau Unibanco Holding SA - ADR (d)	439,800
10,000	KB Financial Group, Inc. - ADR (b)(d)	479,600
6,200	Northern Trust Corp. (b)	342,612
12,000	Piper Jaffray Companies, Inc. (a)	483,600
5,500	Shinhan Financial Group Co., Ltd. - ADR (b)(d)	437,250
		3,612,801
HEALTH CARE: 3.4%
24,500	American Medical Systems Holdings, Inc. (a)(b)	455,210
18,000	PAREXEL International Corp. (a)	419,580
		874,790
INDUSTRIALS: 32.8%
47,000	Aercap Holdings NV (a)(b)(d)	541,440
20,000	Albany International Corp. - Class A (b)	430,600
10,114	Applied Industrial Technologies, Inc.	251,333
22,000	Belden Inc.	604,120
31,000	Chicago Bridge & Iron Company N.V. (a)(d)	721,060
35,000	EnerSys (a)	863,100
79,000	Federal Signal Corp.	711,790
2,518	Flowserve Corp.	277,660
7,500	Fluor Corp.	348,825
8,500	GATX Corp.	243,525
5,900	Hubbell Inc. - Class B	297,537
5,000	Manpower Inc.	285,600
36,150	Quanta Services, Inc. (a)(b)	692,634
24,100	Shaw Group Inc./The (a)	829,522
14,000	Simpson Manufacturing Co., Inc. (b)	388,640
4,900	URS Corp. (a)	243,089
14,000	Wabtec Corp.	589,680
		8,320,155
INFORMATION TECHNOLOGY: 8.7%
56,200	CIBER, Inc. (a)	210,188
22,000	InfoSpace, Inc. (a)	243,100
35,000	Microsemi Corp. (a)	606,900
10,000	Plexus Corp. (a)	360,300
19,500	Taleo Corp. - Class A (a)	505,245
55,000	Technitrol, Inc. (b)	290,400
		2,216,133
MATERIALS: 10.1%
15,500	AK Steel Holding Corp.	354,330
9,000	FMC Corp.	544,860
43,000	Gerdau SA - ADR (d)	700,900
9,000	Rayonier Inc.	408,870
6,800	Rock-Tenn Co. - Class A	309,876
31,000	Yongye International, Inc. (a)(b)	250,480
		2,569,316
REITS: 3.3%
10,500	CBL & Associates Properties, Inc.	143,850
25,000	Omega Healthcare Investors, Inc.	487,250
5,000	Taubman Centers, Inc.	199,600
		830,700
SHIPPING & TRANSPORTATION: 3.2%
23,000	Con-way Inc.	807,760

Total Common Stocks
(Cost $22,889,674)		25,574,860

SHORT TERM INVESTMENT: 0.4%
Money Market Investment: 0.4%
87,503	First American Government Obligations Fund, 0.00% (e)	87,503
Total Short Term Investment
(Cost $87,503)		87,503

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 20.0%
COMMERCIAL PAPER: 1.5%
$ 610,902	Atlantic East Funding LLC, 3.059%, 03/25/11 (c)	377,607

Shares
MONEY MARKET INVESTMENTS: 18.5%
4,696,050	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (e)	4,696,050
2,303	Reserve Primary Fund, 0.00% (c)(e)	278
		4,696,328

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $5,309,255)		5,073,935

TOTAL INVESTMENTS
(Cost $28,286,431), 121.2%		30,736,298
LIABILITIES IN EXCESS OF OTHER ASSETS, (21.2)%		(5,374,563)
TOTAL NET ASSETS, 100.0%		$25,361,735

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at March 31, 2010.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
(e) 7-Day Yield.
ADR American Depository Receipt.

Rochdale Mid/Small Value Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2010, Continued
Summary of Fair Value Exposure (Unaudited)

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$3,049,720	$-	$-	$3,049,720
Energy	3,293,485	-	-	3,293,485
Financials	3,612,801	-	-	3,612,801
Health Care	874,790	-	-	874,790
Industrials	8,320,155	-	-	8,320,155
Information Technology	2,216,133	-	-	2,216,133
Materials	2,569,316	-	-	2,569,316
REITS	830,700	-	-	830,700
Shipping & Transporation	807,760	-	-	807,760
Total Common Stock	25,574,860	-	-	25,574,860

Short Term Investment	87,503	-	-	87,503

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	377,607	-	377,607
Investment Companies	4,696,050	-	278	4,696,328
Total Investments Purchased With Cash Proceeds From Securities Lending	4,696,050	377,607	278	5,073,935

Total Investments in Securities	$30,358,413	$377,607	$278	$30,736,298

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$4,081
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	5,577
Net purchases (sales)	(9,380)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2010	$278

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The cost basis of investments for federal income tax purposes as of March 31, 2010 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$31,056,376	$32,103,872	$30,156,344	$28,286,431
GROSS UNREALIZED APPRECIATION	8,389,045	7,629,291	3,752,956	3,198,737
GROSS UNREALIZED DEPRECIATION	(376,132)	(743,092)	(762,964)	(748,870)

NET UNREALIZED APPRECIATION	$8,012,913	$6,886,199	$2,989,992	$2,449,867

	Dividend & Income	Intermediate Fixed Income	Fixed Income Opportunities
COST OF INVESTMENTS	$59,093,638	$68,255,913	$187,279,593
GROSS UNREALIZED APPRECIATION	9,710,106	2,312,285	8,313,987
GROSS UNREALIZED DEPRECIATION	(5,658,543)	(465,809)	(358,762)

NET UNREALIZED APPRECIATION	$4,051,563	$1,846,476	$7,955,225

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title)_/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date      5/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. Alessandro
Garrett R. Alessandro, President

Date  5/25/2010

By (Signature and Title)   /s/ Edmund L. Towers
Edmund L. Towers, Treasurer

Date  5/25/2010